File No. 333-__________


                    As filed with the SEC on February 2, 2005
                     U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                    FORM N-14
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Pre-Effective Amendment No. __
                         Post-Effective Amendment No. __
                        (Check appropriate box or boxes)

                    FEDERATED MUNICIPAL SECURITIES FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                                 1-800-341-7400
                        (Area Code and Telephone Number)
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                            George F. Magera, Esquire
                                 Reed Smith LLP
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

                                   Copies to:

                           Matthew G. Maloney, Esquire
                     Dickstein Shapiro Morin & Oshinsky LLP
                                2101 L Street, NW
                            Washington, DC 20037-1526
                                 (202) 828-2218

                            Charles M. Weber, Esquire
                               Quarles & Brady LLP
                            411 East Wisconsin Avenue
                           Milwaukee, Wisconsin 53202

     Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended. This public offering of shares of Registrant's Series is on-going. The title of securities being registered is shares of beneficial interest.

     It is proposed that this filing will become effective on March 4, 2005 pursuant to Rule 488.


     No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended




                         NORTH TRACK FUNDS, INC.

                        250 East Wisconsin Avenue
                               Suite 2000
                       Milwaukee, Wisconsin 53202

Dear Shareholder of the North Track Tax-Exempt Fund:

      A Special Meeting of the Shareholders of the North Track Tax-Exempt Fund (the "North Track Fund"), a mutual fund series of North Track Funds, Inc., will be held at 10:00 a.m., on Thursday April 28, 2005 at the offices of B.C. Ziegler and Company, 250 East Wisconsin Avenue, Suite 2000, Milwaukee, Wisconsin.

      At the Special Meeting, you will be asked to approve a proposed reorganization of the North Track Fund into Federated Municipal Securities Fund, Inc. (the "Federated Fund"), a mutual fund managed by Federated Investment Management Company ("FIMCO"). If the reorganization is approved, you will receive Class A shares of the Federated Fund in exchange for your Class A shares of the North Track Fund. The aggregate net asset value of the Federated Fund shares you receive in the reorganization will be equal to the value of the North Track Fund shares you exchange in the transaction. The enclosed
Prospectus/Proxy Statement describes the proposed reorganization in detail.

      The Board of Directors of North Track Funds, Inc. unanimously believes that the proposed reorganization is in the best interests of the North Track Fund and its shareholders and unanimously recommends that you vote FOR the reorganization.

      The Federated Fund has similar objective and principal strategies as the North Track Fund, in that both funds invest primarily in municipal securities, the income on which is exempt from regular federal income tax. The Federated Fund has a significantly lower annual expense ratio (0.99% or 0.85% after voluntary fee waivers) for Class A shares than the North Track Fund (1.29%), and is considerably larger than the North Track Fund, with total assets of approximately $490 million compared to $32.3 million for the North Track Fund, as of December 31, 2004. The investment advisor and distributor to the Federated Fund are FIMCO and Federated Securities Corp., respectively, which are subsidiaries of Federated Investors, Inc., a New York Stock Exchange listed financial services company founded in 1955 which manages 133 mutual funds and has $179 billion of assets under management as of December 31, 2004. We determined that the North Track Fund was not likely to grow on its own and reach economies of scale and competitive expense ratios in the foreseeable future.

      Remember, your vote is important. PLEASE TAKE A MOMENT TO SIGN, DATE AND RETURN YOUR PROXY CARD IN THE ENCLOSED POSTAGE-PAID RETURN ENVELOPE. IT IS VERY IMPORTANT THAT YOUR VOTING INSTRUCTIONS BE RECEIVED PROMPTLY.

      If you have any questions regarding the Special Meeting, please feel free to call us at 1-800-826-4600.

                                          Sincerely,


                                          David G. Stoeffel
                                          President


March 10, 2005


  TRANSFER OF ASSETS OF NORTH TRACK TAX-EXEMPT FUND TO AND IN EXCHANGE
     FOR CLASS A SHARES OF FEDERATED MUNICIPAL SECURITIES FUND, INC.

                          QUESTION AND ANSWERS


The enclosed materials include a Prospectus/Proxy Statement containing information you need to make an informed decision. However, we thought it also would be helpful to begin by answering some of the important questions you might have about the proposed reorganization.

WHAT WILL HAPPEN TO MY NORTH TRACK TAX-EXEMPT FUND INVESTMENT IF THE PROPOSED REORGANIZATION IS APPROVED?

      If the  proposed  reorganization  is  approved,  you will  become a shareholder of Federated Municipal Securities Fund, Inc. (the "Federated Fund"), a mutual fund managed by Federated Investment Management Company, on or about April 29, 2005, and will no longer be a shareholder of the North Track Tax-Exempt Fund (the "North Track Fund"). The North Track Fund will cease operations at that time pursuant to the reorganization. You will automatically receive Class A shares of the Federated Fund having an aggregate value equal to the value of your North Track Tax-Exempt Fund shares at the time of the reorganization. No sales charge will be imposed at the time of the transaction either on the Federated Fund shares you receive or the North Track Fund shares you give up in the reorganization, and you will not be required to take any affirmative steps or incur any costs to receive the Federated Fund shares in the reorganization.

WHAT ARE THE BENEFITS OF THE PROPOSED REORGANIZATION FOR ME?

      The benefits of the proposed reorganization to you as a shareholder of the North Track Fund are many. Class A shares of the Federated Fund have a considerably lower annual expense ratio (0.99% or 0.85% after voluntary fee waivers) than the North Track Fund (1.29%). The Federated Fund with total assets in excess of $490 million as of December 31, 2004, is significantly larger than the North Track Fund (which had total assets of $32.3 million as of December 31, 2004). Its size may enable the Federated Fund to enjoy economies of scale, such as lower total operating expenses and the possibility of more efficient execution for its portfolio purchases and sales, and to own a more diverse portfolio of securities and other investments. Neither the Board of Directors of North Track Funds, Inc. nor B.C. Ziegler and Company, the investment adviser and distributor for the North Track Fund believes that the North Track Fund will be able to generate much growth over the foreseeable future by remaining a series of North Track, despite various efforts in the past to do so.

      The reorganization will also enable you to become a holder of Class A shares of the Federated Fund on a tax-free, load-free basis, and thereafter you will be able to exchange your Class A shares of the Federated Fund for Class A shares of any other Federated mutual fund without a sales load.

DO THE FUNDS HAVE SIMILAR INVESTMENT OBJECTIVES AND POLICIES?

      Although there are some differences in their investment objectives and principal strategies, both the Federated Fund and the North Track Fund seek current income that is exempt from federal income tax by investing primarily in investment grade municipal securities. Unlike the North Track Fund, the Federated Fund does not have a specific policy with regard to investments in securities subject to the federal alternative minimum tax (AMT) and uses derivatives such as futures contracts, options and swaps in furtherance of its investment objective and for hedging purposes.

HOW DO THE EXPENSE RATIOS OF THE TWO FUNDS COMPARE?

      As a shareholder of the Federated Fund you will experience a significantly reduced expense ratio (i.e., the fund's annual operating expenses expressed as a percentage of its average daily net assets). The current expense ratio of the Federated Fund is 0.99% per year (and 0.85% after voluntary fee waivers), compared to 1.29% per year for the North Track Fund.

HOW DO THE FUNDS COMPARE IN TERMS OF HISTORICAL PERFORMANCE?

      The historical performance of the Federated Fund and North Track Fund has been similar. The following table shows the average annual total returns (before deducting the applicable sales charge) for Class A shares of the two funds for the one-, three-, five- and 10-year periods ended December 31, 2004:


                                                1 Year            3 Years           5 Years       10 Years

Federated Municipal Securities Fund, Inc.       4.18%              6.17%             6.60%         5.42%

North Track Tax-Exempt Fund                     2.87%              5.83%             6.72%         5.94%



Past performance is no guarantee of future results.

WHAT ARE THE TAX CONSEQUENCES OF THE PROPOSED REORGANIZATION?

      The proposed reorganization will not be a taxable event for federal income tax purposes. You will not recognize any capital gain or loss as a direct result of the reorganization. Your tax basis in your North Track Fund shares will carry over the Class A shares of the Federated Fund you receive in the reorganization. However, following the Reorganization, it is anticipated that part of the income produced by the Federated Fund will be subject to the AMT because, unlike the North Track Fund, the Federated Fund does not have a policy restricting investments to securities which produce income exempt from the AMT.

WHAT PRIVILEGES WILL I HAVE AS A SHAREHOLDER OF FEDERATED MUNICIPAL SECURITIES FUND?

      As a holder of Class A shares of the Federated Fund, you will have the right to exchange your the Federated Fund shares into Class A shares of any other Federated mutual fund. There are currently 133 other Federated funds, including a full range of different types of equity, fixed-income and money market funds. If you would like to add to your Class A holdings of the Federated Fund after the reorganization, you will be credited with having purchased the Class A shares you receive in the reorganization for purposes of rights of accumulation and possible sales load reductions.

      Federated   also  offers   systematic   investment  and  withdrawal
programs, as well as purchases and redemptions by wire and telephone redemption and exchange privileges.

WHO ARE THE INVESTMENT ADVISER AND DISTRIBUTOR TO THE FEDERATED FUND?

      The   investment   adviser  to  the  Federated  Fund  is  Federated
Investment Management Company ("FIMCO") and the distributor of its shares is Federated Securities Corp. ("FSC"). Both FIMCO and FSC are subsidiaries of Federated Investors, Inc., a New York Stock Exchange company founded in 1955 with approximately $179 billion of assets and 133 mutual funds under management as of December 31, 2004. Federated Investors, together with FIMCO, FSC, a number of other affiliated advisers and distributors, the Federated Fund and other Federated mutual funds have been named in several class action and other lawsuits regarding market timing and late trading allegations. Federated Investors is also in discussions with the SEC and the New York Attorney General to resolve related issues. Although Federated does not believe that these matters will have a material adverse effect on Federated mutual funds, there can be no assurance that the lawsuits, regulatory actions, ongoing adverse publicity and other related developments will not result in increased redemptions, reduced sales of fund shares or other adverse consequences. The North Track Board considered Federated's possible legal and regulatory exposure in approving the proposed Reorganization.

WHO WILL PAY THE EXPENSES OF THE PROPOSED REORGANIZATION?

      Federated Investors, Inc. and B.C. Ziegler and Company, and not the North Track Fund or the Federated Fund, will pay the costs and expenses related to the proposed reorganization.

HOW DOES THE BOARD OF DIRECTORS OF THE FUND RECOMMEND I VOTE?

      The Board of Directors of North Track Funds, Inc., including all of its independent directors, unanimously approved the proposed reorganization as being in the best interests of the North Track Fund shareholders, and unanimously recommends that shareholders approve it as well.

HOW DO I VOTE MY SHARES?

You can vote in any one of the following ways:

o By mail: complete and sign the enclosed proxy card and mail it in the enclosed postage-paid envelope.
o By facsimile: complete and sign the enclosed proxy card and fax it to _______________.
o By telephone: call 1-800-690-6903, follow the simple recorded instructions and have your proxy card nearby.
o By Internet: log onto www.proxyweb.com, follow the simple instructions and have your proxy card nearby.
o     In person at the meeting.

HOW DO I SIGN THE PROXY CARD?

Individual Accounts:    Shareholders  should sign  exactly as their names
                        appear on the account registration shown on the card.

Joint Accounts:         Both  owners  must sign  exactly  as their  names
                        appear in the registration.

All Other Accounts:     The  person  signing  must  indicate  his  or her
                        capacity. For example, a trustee for a trust or other entity should sign, "Jane F. Doe, Trustee."

                         NORTH TRACK FUNDS, INC.

                       NORTH TRACK TAX-EXEMPT FUND

                NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                        TO BE HELD APRIL 28, 2005


      TO THE SHAREHOLDERS OF THE NORTH TRACK TAX-EXEMPT FUND, a mutual fund series of North Track Funds, Inc.:

      A Special Meeting of the Shareholders of the North Track Tax-Exempt Fund (the "North Track Fund") will be held at 10:00 a.m., on April 28, 2005 at the offices of B.C. Ziegler and Company, 250 East Wisconsin Avenue, Suite 2000, Milwaukee, Wisconsin, for the following purposes:

1. To approve a proposed Agreement and Plan of Reorganization pursuant to which Federated Municipal Securities Fund, Inc. (the "Federated Fund"), would acquire all of the assets of the North Track Fund (less amounts sufficient to satisfy liabilities) in exchange solely for the issuance of Class A Shares of the Federated Fund, to be distributed pro rata by the North Track Fund to holders of its shares, in complete liquidation and termination of the North Track Fund;

2. To transact such other business as may properly come before the meeting or any adjournment thereof.

The Board of Directors has fixed March 1, 2005, as the record date for the determination of the shareholders entitled to vote at the Special Meeting.

                                                By Order of the Board
                                                of Directors,




                                                ---------------------------
                                                S. Charles O'Meara
                                                Secretary


March 10, 2005





-------------------------------------------------------------------------
You can help avoid the necessity and expense of sending follow-up letters to ensure a quorum by promptly signing and returning the enclosed proxy card. If you are unable to attend the meeting, please mark, sign, date and return the enclosed proxy card so that the necessary quorum may be represented at the special meeting. The enclosed envelope requires no postage if mailed in the United States.
-------------------------------------------------------------------------


                                                              PRELIMINARY


                       PROSPECTUS/PROXY STATEMENT

                             March 10, 2005

                      Acquisition of the Assets of

                       NORTH TRACK TAX-EXEMPT FUND
             a mutual fund series of North Track Funds, Inc.

                        250 East Wisconsin Avenue
                               Suite 2000
                       Milwaukee, Wisconsin 53202
                             1-800-826-4600

                By and in exchange for Class A Shares of

                FEDERATED MUNICIPAL SECURITIES FUND, INC.

                          5800 Corporate Drive
                        Pittsburgh, PA 15237-7000
                      Telephone No: 1-800-341-7400


      This Prospectus/Proxy Statement describes an Agreement and Plan of Reorganization (the "Plan") pursuant to which Federated Municipal Securities Fund, Inc. (the "Federated Fund") would acquire all of the assets (less amounts sufficient to satisfy liabilities) of the North Track Tax-Exempt Fund (the "North Track Fund"), in exchange solely for the issuance of Class A Shares of the Federated Fund (the "Reorganization"). The Federated Fund's Class A Shares will be distributed pro rata by the North Track Fund to its shareholders in complete liquidation and termination of the North Track Fund. As a result of the Reorganization, each owner of shares of the North Track Fund will become the owner of shares of the Federated Fund's Class A Shares, having a total net asset value equal to the total net asset value of his or her holdings in the North Track Fund on the date of the Reorganization (the "Closing Date"). A form of the Plan is attached as Exhibit A.

      The Board of Directors of North Track Funds, Inc. ("North Track") and B.C. Ziegler and Company ("Ziegler"), the fund's investment adviser, each believe that the proposed Reorganization is in the best interests of the North Track Fund and its shareholders. For a comparison of the investment objectives, policies and limitations, risks and fees of the North Track Fund and the Federated Fund, see
"Summary - Comparison of Investment Objectives, Policies, and Limitations - Comparison of Risks" and "Comparative Fee Tables," respectively.

      This Prospectus/Proxy Statement should be retained for future reference. It sets forth concisely the information about the Federated Fund that a prospective investor should know before investing. This Prospectus/Proxy Statement is accompanied by the Prospectus of the Federated Fund, dated May 31, 2004, which is incorporated herein by reference. A Statement of Additional Information for the Federated Fund, dated May 31, 2004, a Prospectus and Statement of Additional
Information for the North Track Fund, dated March 1, 2005, and a Statement of Additional Information relating to this Prospectus/Proxy Statement dated March 10, 2005, have been filed with the Securities and Exchange Commission (the "Commission") and are incorporated herein by reference. Further information about the Federated Fund's performance is contained in its Semi Annual Report for the period ended September 30, 2004 and in its Annual Report for its fiscal year ended March 31, 2004, each of which also accompanies this Prospectus/Proxy Statement and is incorporated herein by reference. Further information about the North Track Fund's performance is contained in its Annual Report for its fiscal year ended October 31, 2004, which is incorporated herein by reference.

      Copies of the Prospectuses, Statements of Additional Information, Annual Reports and Semi-Annual Report and other information about the Federated Fund and the North Track Fund (each a "Fund" and together, the "Funds") may be obtained without charge by writing or by calling the Federated Fund or North Track at the addresses and telephone numbers shown on the previous page.

      THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY
REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS.

      THE SHARES OFFERED BY THIS PROSPECTUS/PROXY STATEMENT ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER
GOVERNMENTAL AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.


                            Table of Contents
                               (continued)
                                                                    Page



SUMMARY......................................................................4
      The Proposed Reorganization............................................4
      Comparison of Investment Objectives, Policies and
            Limitations......................................................5
      Comparison of Risks....................................................6
      Comparative Fee Tables.................................................6
      Fees and Expenses......................................................7
      Performance Information................................................8
      Fund Management........................................................8
      Distribution and Shareholder Servicing Arrangements....................9
      Purchases, Redemptions and Exchange Procedures.........................9
      Dividends and Other Distributions.....................................11
      Financial Highlights..................................................12
      Legal and Regulatory Matters..........................................12

INFORMATION ABOUT THE REORGANIZATION........................................13
      Description of the Proposed Reorganization............................13
      Description of the Federated Fund Shares and Capitalization...........13
      Federal Income Tax Consequences.......................................14
      Reasons for the Reorganization........................................15
      Comparative Information on Shareholder Rights and
            Obligations.....................................................16

INFORMATION ABOUT FEDERATED FUND AND THE NORTH TRACK FUND...................19
      Federated Fund........................................................19
      North Track Fund......................................................20

INFORMATION ABOUT THE PROXY SOLICITATION AND THE SPECIAL MEETING............20

 SHARE OWNERSHIP OF THE FUNDS AND CERTAIN INTERESTS.........................21
      Federated Fund........................................................21
      North Track Fund......................................................22

OTHER MATTERS AND DISCRETION OF ATTORNEYS NAMED IN THE PROXY................22

FORM OF AGREEMENT AND PLAN OF REORGANIZATION...............................A-1

                                 SUMMARY

      This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy
Statement, the Statement of Additional Information relating to this Prospectus/Proxy Statement, the Prospectuses and Statements of Additional Information of the Federated Fund and the North Track Fund (as amended) and the Plan.

The Proposed Reorganization

      The Board of Directors ("Board" or "Directors") of North Track Funds, Inc. ("North Track") has voted to recommend to holders of shares of the North Track Fund the approval of the Plan whereby the Federated Fund would acquire all of the assets of the North Track Fund (less amounts sufficient to satisfy liabilities) in exchange solely for the issuance of Class A Shares of the Federated Fund to be distributed pro rata by the North Track Fund to its shareholders in complete liquidation and termination of the North Track Fund. As a result of the Reorganization, each shareholder of the North Track Fund will become the owner of the Federated Fund's Class A Shares having a total net asset value equal to the total net asset value of his or her holdings in the North Track Fund on the Closing Date.

      The North Track Fund offers Class A Shares and the Federated Fund offers Class A, Class B and Class C Shares. Each North Track Fund shareholder would receive Class A Shares of the Federated Fund.

      The North Track Board has concluded that the Reorganization would be in the best interests of the North Track Fund shareholders, and that the economic interests of shareholders would not be diluted as a result of the transactions contemplated by the Reorganization. The Reorganization of the North Track Fund would give its shareholders the opportunity to participate in a significantly larger fund with similar investment objectives, policies and strategies. In addition, the North Track Fund shareholders are expected to experience a reduction of the annual operating expenses as a percentage of average daily net assets (otherwise known as an "expense ratio") paid in connection with their investment in the Federated Fund. The expense ratio for Class A shares of the Federated Fund is 0.99% (or 0.85% after voluntary waivers), compared to 1.29% for Class A shares of the North Track Fund.

      In considering the proposed Reorganization, the Board took into consideration a number of factors, including, among others: (1) the terms and conditions of the Reorganization, including the non-recognition of any gain or loss for federal income tax purposes by the North Track Fund or the Federated Fund and its shareholders as a result of the Reorganization; (2) the similarities and differences, but overall compatibility of the investment programs of the North Track Fund and the Federated Fund; (3) the historical expense ratios of each fund and projected pro forma estimated expense ratios; (4) the relative historical performance record of each fund; (5) the greater long-term viability of the combined the Federated Fund that would result from the Reorganization as compared to the continued operation of the North
Track Fund as a separate fund; (6) the relative disadvantages of alternatives to the reorganization, such as a liquidation of the North Track Fund or it continuation as a series of North Track; (7) the reputation, experience and resources of Federated Investors, Inc., the parent of the Federated Fund's adviser and distributor, as well as the legal and regulatory issues currently facing the organization and their possible consequences; and (8) the consideration paid to Ziegler in connection with the Reorganization and the prospective engagement of Ziegler as a shareholder service agent with respect to shares of the Federated Fund to be serviced by Ziegler.

      As a condition to the Reorganization, the Federated Fund and the North Track Fund will receive an opinion of counsel that the
Reorganization will be considered a tax-free "Reorganization" under applicable provisions of the Internal Revenue Code, as amended, so that neither the Federated Fund nor the North Track Fund or its shareholders will recognize any gain or loss. See "Information about the Reorganizations - Federal Income Tax Consequences."

      THE BOARD OF DIRECTORS OF NORTH TRACK FUNDS, INC. UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR APPROVAL OF THE REORGANIZATION.

Comparison of Investment Objectives, Policies and Limitations

      Investment Objectives and Policies of the Federated Fund and North Track Fund. The investment objectives of the Federated Fund and the North Track Fund are similar in that the Federated Fund seeks to provide a high level of current income which is exempt from federal regular income tax while the North Track Fund seeks to provide the highest total return, consistent with preserving principal, by investing in high quality municipal bonds. Both the Funds pursue their investment objective by investing primarily in a portfolio of securities that generate income that is exempt from federal regular income tax. Both the Funds invest primarily in investment grade securities. The Funds differ in that the North Track Fund pursues an investment strategy which seeks to, under normal market conditions, invest 90% of its assets in municipal securities that produce income that is exempt from both the regular federal income tax and the federal alternative minimum tax ("AMT"). This policy may not be changed without shareholder approval. The Funds also differ in that, in addition to hedging, the Federated Fund may purchase derivatives contracts rather than individual securities in order to gain exposure to the municipal bond market.

      Under normal market conditions, the North Track Fund invests at least 90% of its total assets in municipal securities the income of which is exempt from federal income tax (including AMT). This investment policy is fundamental. The North Track Fund may purchase municipal securities of any maturity, and is not required to maintain its portfolio within any range of average maturities or durations. The North Track Fund will invest primarily in municipal securities rated at the time of purchase in an "A" category or higher by Moody's Investors Services, Inc., Standard & Poor's Ratings Services or Fitch Ratings. Generally, the North Track Fund will invest at least 65% of its total assets in bonds rated in one of top two rating categories.

      The Federated Fund pursues its objective by investing its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax. Interest from the Federated Fund's investments may be subject to AMT for individuals and corporations. The Federated Fund invests primarily in long-term, investment-grade, tax-exempt securities. The Federated Fund may invest in derivative contracts to implement its investment strategies. Because the Federated Fund refers to municipal investments in its name, it has an investment policy that it will normally invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax. This policy may not be changed without shareholder approval.


      Investment Limitations of the Funds. In addition to the objectives and policies described above, the Federated Fund and the North Track Fund are subject to certain investment policies and investment limitations, most of which are similar to one another in all material respects. In addition, the North Track Fund has adopted the following fundamental investment limitations, which have not been
adopted  by  the   Federated   Fund:   The  North  Track  Fund  may  not:
(1) invest more than 5% of its total assets in securities of companies which, including any predecessors, have a record of less than three years of continuous operations; (2) invest in securities of other investment companies, except by purchases as a result of which not more than 10% of the Fund's total assets (taken at current value) would be invested in such securities, or except as they may be acquired as part of a merger, consolidation, reorganization or acquisition of assets;
(3) borrow money or property except for temporary or emergency purposes; if the Fund ever should borrow money, it may only borrow from banks and in an amount not exceeding 10% of the market value of its total assets (not including the money borrowed), and in the event the Fund's borrowing exceeds 5% of the market value of its total assets, the Fund will not invest in any additional portfolio securities until its borrowings are reduced to below 5% of it total assets; (4) purchase securities with legal or contractual restrictions on resale; (5) issue senior securities; and (6) invest in illiquid securities. In addition to the investment limitations above, the North Track Fund also is subject to a fundamental investment limitation that it will invest at least 90% of its total assets in municipal securities that produce income that is exempt from both the regular federal income tax and the AMT, under normal circumstances.

      The Federated Fund has also adopted the following non-fundamental investment limitations: (1) the Federated Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities; and (2) the Federated Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Board, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities, to 15% of its net assets.

      The Funds' investment objectives, policies and limitations are further described in the Prospectus (which accompanies the Prospectus/Proxy Statement) and Statement of Additional Information of the Federated Fund dated May 31, 2004, and the Prospectus and Statement of Additional Information of the North Track Fund dated March 1, 2005, which set forth in full the investment objectives, policies and limitations of the Federated Fund and the North Track Fund, all of which are incorporated by reference herein.

Comparison of Risks

      Risks of Investing in the Federated Fund and the North Track Fund. Investments in the Federated Fund and the North Track Fund are not guaranteed. As with any mutual fund, the value of either the Fund's shares will change and you could lose money by investing in either Fund. The risks associated with investment in the Federated Fund and the North Track Fund are similar in that both funds are subject to interest rate, credit and tax risks. Credit risk is the risk that the issuer of the bond will not pay or is perceived as less likely to pay the interest and principal payments when due. Interest-rate risk is the risk that interest rates will rise and the value of the bonds will fall. Interest rate risk is generally greater the longer the remaining maturity of the bonds. Prices will usually decrease more for a longer-term bond when interest rates rise. Tax risk is the risk that tax exempt securities may fail to meet certain legal requirements. For shareholders subject to the federal AMT, the tax risk of the Federated Fund may be greater due to the fact that, unlike the North Track Fund, the Federated Fund does not, under normal market conditions, invest 90% of its assets in securities which produce income exempt from the AMT. This difference may cause the interest received and distributed by the Fund to shareholders to be taxable. Also, changes or proposed changes in federal tax laws may cause the prices of tax exempt securities to fall.

      The Funds' risks differ in that the Federated Fund is also subject to sector, call, liquidity and leverage risks, as well as the risk of investing in derivative contracts. Sector risk is when a substantial part of a Fund's portfolio is comprised of securities issued or credit enhanced by companies in similar businesses, or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers. Call risk is the risk that the Fund's performance may be adversely affected by the possibility than an issuer of a security held by the Fund may redeem the security prior to maturity at a price below its current market value. Liquidity risk is when certain securities in which a Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Risks of investing in derivative contracts occur when changes in the value of the derivative contracts in which the Fund invests may not be correlated with changes in the value of the underlying asset or, if they are correlated, may move in the opposite direction than originally anticipated.

      A full description of the risks inherent in the investment in the Federated Fund and the North Track Fund is set forth in the Prospectus (which accompanies the Prospectus/Proxy Statement) and Statement of Additional Information of the Federated Fund dated May 31, 2004, and the Prospectus and Statement of Additional Information of the North Track Fund dated March 1, 2005, all of which are incorporated by reference herein.

Comparative Fee Tables

      The Funds, like all mutual funds, incur certain expenses in their operations. These expenses include management fees, as well as the costs of maintaining accounts, providing shareholder liaison and distribution services and other activities. Set forth in the tables below is information regarding the fees and expenses currently incurred by the Federated Fund and the North Track Fund, respectively, and pro forma fees for the Federated Fund after giving effect to the Reorganization.

Fees and Expenses

      This table describes the fees and expenses that you may pay if you buy and hold Class A Shares of the North Track Fund and the Federated Fund, and the pro forma fees and expense of Class A Shares of Federated Fund on a combined basis after giving effect to the Reorganization.



                                                     North     Federated  Federated
                                                     Rrack     Municipal  Municipal
                                                     Tax       Securities Securities
                                                     Exempt    Fund,      Fund, Inc.
                                                     Fund -    Inc.  -    Class A
                                                     Class A   Class A    Shares Pro
                                                     Shares    Shares     Forma
Shareholder Fees                                                          Combined
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases      3.50%     4.50%      4.50%
(as a percentage of offering price)1
Maximum Deferred Sales Charge (Load) (as a             None      None       None
percentage of original purchase price or
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested      None      None       None
Dividends (and other Distributions) (as a
percentage of offering price)
Redemption Fee (as a percentage of amount              None      None       None
redeemed, if applicable)
Exchange Fee                                           None      None       None

Annual Fund Operating  Expenses  (Before Waiver and
Reimbursement)2
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee                                       0.60%3    0.52%4     0.52%4
Distribution (12b-1) Fee                              0.25%      None       None
Shareholder Services Fee                               None    0.25%5     0.25%5
Other Expenses                                        0.44%     0.22%      0.22%
                                                      -----     -----      -----
Total Annual Fund Operating Expenses                  1.29%     0.99%      0.99%
--------------------------------


(1) Shareholders of the North Track Fund will not pay a front-end sales charge on the Class A Shares of the Federated Fund they receive in the Reorganization.


(2)   With  respect  to  the  Federated   Fund's  Class  A  Shares,   the
      percentages  shown  are based on  expenses  for the  entire  fiscal year ending March 31,  2005.  However,  the rate at which  expenses are  accrued  during the fiscal  year may not be  constant  and, at any  particular  point,  may be  greater  or less  than the  stated
      average  percentage.  Although  not  contractually  obligated to do so, the  shareholder  services  provider  expects to waive  certain amounts  with  respect  to the  Federated  Fund's  Class A  Shares.
      These are shown below  along with the net  expenses  the  Federated
      Fund  expects  to pay in  respect  of its  Class A  Shares  for the fiscal year ending March 31, 2005.


                                                                        Federated
                                                                        Municipal
                                                            Federated  Securities
                                                            Municipal  Fund, Inc.
                                                            Securities   Class A
                                                            Fund, Inc.   Shares
                                                            Class A       Pro
                                                              Shares   Forma Combined
            Total Waivers of Fund Expenses                    0.14%       0.14%
            Total  Actual Fund  Operating  Expenses  (after   0.85%       0.85%
            waivers)


(3) The annual management fee for the North Track Fund equals 0.60% of the first $50 million of the Fund's average daily net assets, plus 0.50% of the next $200 million of average daily net assets, plus 0.40% of average daily net assets in excess of $250 million.


(4) The annual management fee for the the Federated Fund equals the sum of 0.30% of the Fund's average daily net assets plus 4.50% of the Fund's gross income.


(5) The shareholder services provider to the Federated Fund expects to voluntarily waive a portion of the shareholders sevices fee. The shareholder services provider can terminate this anticipated voluntary waiver at any time. The shareholders services fee paid by the Federated Fund's Class A Shares (after the anticipated voluntary waiver) is expected to be 0.11% for the fiscal year ending March 31, 2005.


Example

      This   example  is  intended  to  help  you  compare  the  cost  of investing in the Funds with the cost of investing in other mutual funds.

      The Example assumes that you invest $10,000 in each respective Fund's Class A Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's Class A Shares operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


                                                              Federated
                                            Federated         Municipal
                                            Municipal         Securities
                         North Track       Securities      Fund, Inc. Pro
                       Tax Exempt Fund      Fund, Inc       Forma Combined
  1 Year                    $477              $533               $533
  3 Years                   $745              $751               $751
  5 Years                  $1,033             $972               $972
  10 Years                 $1,852            $1,608             $1,608

Performance Information

      Information about the performance of the Federated Fund is contained in its Semi-Annual Report for the period ended September 30, 2004 and its Annual Report for the fiscal year ended March 31, 2004, each of which accompanies this Prospectus/Proxy Statement and is incorporated herein by reference. The Annual Report contains management's discussion of the Fund's performance for the fiscal year ended March 31, 2004. Also, the Prospectus for the Federated Fund dated May 31, 2004, which accompanies this Prospectus/Proxy Statement and is incorporated herein by reference, contains a bar chart featuring the Fund's year-by-year total returns through calendar year 2003 and a table showing the Fund's average annual total returns for one-, five- and 10-year period ended December 31, 2003. Current performance
information   about  the   Federated   Fund  is   available   by  calling
1-800-341-7400,       or      on       Federated's       website       at
www.federatedinvestors.com.

      Information about the performance of the North Track Fund is contained in its Prospectus dated March 1, 2005 and its Annual Report to Shareholders for the fiscal year ended October 31, 2004, which are incorporated herein by reference and available upon request by calling 1-800-826-4600, or on North Track's website at www.northtrackfunds.com.

Fund Management

      Federated Fund. The Board of Directors ("Board") of the Federated Fund governs the Fund and selects and oversees Federated
Investment Management Company ("FIMCO"), the Federated Fund's investment adviser. FIMCO is a subsidiary of Federated Investors, Inc. ("Federated"). FIMCO manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company ("FASC"), an affiliate of FIMCO, provides certain support services to the Adviser. The fee for these services is paid by FIMCO and not by the Federated Fund. The address of the FIMCO and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

      FIMCO and other subsidiaries of Federated advise approximately 133 equity, fixed-income and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $179 billion in assets as of December 31, 2004. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,385 employees. Federated provides investment products to more than 5,700 investment professionals and institutions as of December 31, 2004.

      The annual investment advisory fee payable to FIMCO for managing the Federated Fund is 0.30% of the Fund's average daily net assets plus 4.50% of the Fund's gross income. FIMCO may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

The following  individuals  serve as portfolio  managers of the Federated
Fund.

      J. Scott Albrecht

      J. Scott Albrecht has been the Fund's Portfolio Manager since May 1996. Mr. Albrecht joined Federated in 1989. He has been a Senior Portfolio Manager since 1997 and a Vice President of the Fund's Adviser since 1994. He was a Portfolio Manager from 1994 to 1996. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.

      Mary Jo Ochson

      Mary Jo Ochson has been the Fund's Portfolio Manager since May 1996. Ms. Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and is Vice President of the Fund. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

            North Track Fund. The Board of Directors of North Track, which currently consists of five directors, including four directors who are not "interested persons" of North Track, is responsible for management of North Track and provides broad supervision of its affairs and the operations of its various mutual fund series. The North Track Board selects and oversees B.C. Ziegler and Company ("Ziegler"), the North Track Fund's investment adviser. Ziegler also serves as distributor of the shares of the North Track mutual funds, including the North Track Fund. Ziegler is a wholly-owned subsidiary of The Ziegler Companies, Inc., a financial services holding company. As of December 31, 2004, Ziegler and its affiliates had approximately $2.8 billion of assets under management. Ziegler's address is 250 East Wisconsin Avenue, Suite 2000, Milwaukee, Wisconsin 53202.

      The annual advisory fee payable to Ziegler for managing the North Track Fund is 0.60% of the Fund's first $50 million of average daily net assets, plus 0.50% of the nest $200 million of average daily net assets, plus 0.40% of average daily net assets in excess of $250 million.

The North Track Fund is managed by a team of investment professionals, led by Derek J. Pawlak, and including Richard D. Scargill and Brian K. Andrew. Information about these portfolio managers is contained in the Prospectus of the North Track Fund, dated March 1, 2005, which is incorporated herein by reference.

Distribution and Shareholder Servicing Arrangements

      Federated Securities Corp. ("FSC"), an affiliate of FIMCO, is the principal distributor for shares of the Federated Fund. The Class A shares of the Federated Fund have a Rule 12b-1 Distribution Plan and do not pay a Rule 12b-1 Distribution fee. The Class A shares of the Federated Fund have adopted a Shareholder Services Plan pursuant to which it may pay a fee to an affiliate of the distributor, Federated Shareholder Services Company, an amount computed at an annual rate of 0.25% of the average daily net assets of the Funds' Class A Shares to finance the maintenance of shareholder accounts and the provision of other shareholder services.

      B.C. Ziegler is the principal distributor for shares of the North Track Fund. The North Track Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act that allows the North Track Fund to pay a fee of 0.25% of the average daily net assets of the Fund over the relevant year for the marketing and distribution of its shares as well as the maintenance of shareholder accounts and the provision of other shareholder services.

Purchases, Redemptions and Exchange Procedures

      Boston Financial Data Services ("BFDS") is the transfer agent and dividend disbursing agent for the Federated Fund. Services provided by BFDS include the issuance, cancellation and transfer of the Fund's shares, and the maintenance of records regarding the ownership of such shares. Reference is made to the Prospectus of the Federated Fund for a complete description of the purchase, exchange, and redemption procedures applicable to purchases, exchanges, and redemptions of the Federated Fund.

      PFPC Inc. is the transfer agent and dividend disbursing agent for the North Track Fund. Reference is made to the Prospectus of the North Track Fund for a complete description of the purchase, exchange, and redemption procedures applicable to purchases, exchanges, and redemptions of the North Track Fund.

      The following charts show the minimum initial and subsequent investment amounts for each Fund:



            Minimum Investments - Class A Shares


                                                  Retirement       Systematic
                                    Retirement       Plan       Investment Plan
              Initial   Subsequent     Plan       Subsequent       Investment
              InvestmentInvestment  Investment    Investment        Minimum
Fund           Minimum   Minimum     Minimum        Minimum     (Initial/Subsequent)
North Track   $1,000(1)   $50(2)       $25            $25           $50/$50
Fund
Federated      $1,500      $100         NA            NA           $1,500/$50
Fund
------------------------


(1) Except for in the case of IRAs, self-directed retirement accounts and custodial accounts under the Uniform Gifts/Transfers to Minor Act the initial investment minimum is $500.

(2) Except for in the case of IRAs, self-directed retirement accounts and custodial accounts under the Uniform Gifts/Transfers to Minor Act the subsequent investment minimum is $50.

      Set  forth  below  is  a  brief   description  of  the  significant
purchase,   exchange,   and  redemption   procedures  applicable  to  the
Federated Fund shares and the North Track Fund shares.

      Initial Investment Minimums of the Federated Fund will be waived for purposes of the Reorganization.

      Due to the high cost of maintaining accounts with low balances, the Federated Fund may redeem shares in a shareholder's account and pay the proceeds if the shareholder's account balance falls below the required minimum initial investment amount. Before shares are redeemed to close an account, the shareholder will be notified in writing and allowed 30 days to purchase additional shares to meet the minimum.

      Purchases of shares of the Federated Fund may be made through an investment professional, directly from the Fund, through an exchange from the same share class of another Federated mutual fund, or by systematic investments. The Federated Fund reserves the right to reject any request to purchase or exchange shares.

      Purchases  of shares of the North  Track  Fund may be made  through
Ziegler, selected broker-dealers or other financial intermediaries authorized to receive orders, by mail, telephone, exchange with another North Track Fund, or systematic investments.

      The purchase price of the Federated Fund shares and the North Track Fund shares is based on net asset value, plus any applicable sales charges. However, shareholders of the North Track Fund will not be charged these sales charges in connection with the Reorganization.

      Class A Shares of the Federated Fund are sold at net asset value ("NAV"), plus a front end sales charge as listed below:

Amount of Transaction                     Sales Charge as a %
Sales Charge as a %
                                      of Offering Price
            of NAV
Less than $100,000                              4.50%
4.71%
$100,000 but less than $250,000                 3.75%
3.90%
$250,000 but less than $500,000                 2.50%
2.56%
$500,000 but less than $1 million               2.00%
2.04%
$1 million or greater                           0.00%
0.00%

      No front-end sales charge will be imposed on the Class A Shares of the Federated Fund to be issued to the North Track Fund shareholders in this Reorganization.

      A contingent deferred sales charge ("CDSC") of 0.75% of the redemption amount applies to Class A Shares (purchase amount of $1 million or more) redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

      Class A Shares of the North Track Fund are sold at NAV, plus a front end sales charge as listed below:

                                    Sales Charge as a        Sales Charge as a
Amount of Transaction               % of Offering Price      % of  NAV
Less than $25,000                         3.50%              3.63%
$25,000 but less than $50,000             3.00%              3.09%
$50,000 but less than $100,000            2.50%              2.56%
$100,000 but less than $250,000           2.00%              2.04%
$250,000 but less than $500,000           1.50%              1.52%
$500,000 but less than $1,000,000         1.00%              1.01%
$1,000,000 or more                        None*              None*
-------------------------------------

* If shares are redeemed within 24 months after they were purchased without a front-end sales charge as part of an investment of $1,000,000 or more, a contingent deferred sales charge will be imposed on the redemption. That charge will not exceed 0.75% of the NAV of the redeemed shares at the time of redemption or, if less, the net asset value of those shares at the time of purchase.

      Purchase orders for both Funds are effected at the offering price next calculated after receipt of the order. The net asset value per share for the Federated Fund and the North Track Fund is calculated as of the close of trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange, Inc. (the "NYSE") on each day on which the NYSE is open for business ("NYSE Closing Time"). The Funds also offer a Systematic Investment Program. Additionally, the Funds can be purchased through a retirement account.

      The Federated Fund offers the ability to exchange into the same Class of another the Federated Fund without paying a sales charge. The new Fund shares will be the same Class as the current shares. The North Track Fund offers the ability to exchange into the same Class of another North Track Fund, subject to applicable sales charges. Any contingent deferred sales charges will continue to be calculated from the date of the shareholder's initial investment. Following the Reorganization, shareholders of the North Track Fund will not be permitted to exercise exchange privileges between shares of the Federated Fund and other portfolios of the North Track Funds.

      Redemptions of the Federated Fund may be made through an investment professional or directly from the Fund. Submit your redemption request to your investment professional by the end of regular trading on the NYSE. To redeem directly from the Fund, call the Fund at 1-800-341-7400. To redeem by mail, send a written request to Federated Shareholder Services Company, P. O. Box 8600, Boston, MA 02266-8600.

      Redemptions of shares of the North Track Fund may be made through Ziegler, selected broker-dealers or other financial intermediaries authorized to receive orders, by mail, telephone, exchange into another North Track mutual fund, or systematic withdrawal.

Dividends and Other Distributions

      The Federated Fund declares any dividends daily and pays them monthly to shareholders. In addition, the Fund pays any capital gains at least annually. Unless a shareholder otherwise instructs, dividends and/or capital gain distributions will be reinvested automatically in additional shares of the Federated Fund at net asset value.

      The North Track Fund declares any dividends daily and pays them monthly to shareholders. Capital gains distributions are declared annually and paid within 60 days after the Fund's fiscal year end. Unless a shareholder elects in writing to PFPC to receive dividends and capital gains distributions in cash, they will automatically be reinvested in additional shares of the North Track Fund.

      It is anticipated that the Federated Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund's dividends may not be so exempt. Dividends may be subject to the federal AMT and state and local taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Investors should consult their tax adviser regarding federal, state and local tax liability.

      The North Track Fund annually reports the federal income tax status of all distributions. Other than the Fund's exempt-interest dividends, distributions will be taxed when they are paid, whether a shareholder elects to take them in cash or to reinvest them in additional shares, except that distributions declared in December and paid in January each year will be taxable to a shareholder as if the shareholder received them on December 31 of the earlier year. Distributions will be taxable as ordinary income, qualifying dividends or capital gains. The exemption of exempt-interest dividends for federal income tax purposes does not necessarily result in exemption under the tax laws of any state or local taxing authority which vary with respect to the taxation of such dividend income.

Financial Highlights

      Financial highlights of the Federated Fund for the past five fiscal years ended March 31, 2004 and for the six months ended September 30, 2004 are contained in its Semi-Annual Report for the period ended September 30, 2004, which accompanies this Prospectus/Proxy Statement and is incorporated by reference herein. Financial highlights of the North Track Fund for the past five fiscal years ended October 31, 2004 are contained in the Prospectus of the North Track Fund, which is incorporated by reference herein.

Legal and Regulatory Matters

      Like many other mutual fund companies, in September 2003, Federated Investors, Inc., the parent company of the Federated funds' advisers and distributor (collectively, "Federated"), received detailed requests for information on shareholder trading activities in the Federated funds ("Funds") from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Since that time, Federated has received additional inquiries from regulatory authorities on these and related matters, and more such inquiries may be received in the future.
      As a result of these inquiries, Federated and the Funds have conducted an internal investigation of the matters raised, which revealed instances in which a few investors were granted exceptions to Federated's internal procedures for limiting frequent transactions and that one of these investors made an additional investment in another Federated fund. The investigation has also identified inadequate procedures which permitted a limited number of investors (including several employees) to engage in undetected frequent trading activities and/or the placement and acceptance of orders to purchase shares of fluctuating net asset value funds after the funds' closing times. Federated has issued a series of press releases describing these matters in greater detail and emphasizing that it is committed to compensating the Funds for any detrimental impact these transactions may have had on them. In that regard, on February 3, 2004, Federated and the independent directors of the Funds announced the establishment by Federated of a restoration fund that is intended to cover any such detrimental impact. The press releases and related communications are available in the "About Us" section of Federated's website at www.federatedinvestors.com, and any future press releases on this subject will also be posted there.
      Shortly after Federated's first public announcement concerning the foregoing matters, and notwithstanding Federated's commitment to taking remedial actions, Federated and various Funds were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders.
      Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and rule 12b-1 fees, and seeking damages of unspecified amounts.
      The board of the Funds has retained the law firm of Dickstein, Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.


                  INFORMATION ABOUT THE REORGANIZATION

Description of the Proposed Reorganization

      This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy
Statement, the Statement of Additional Information relating to this Prospectus/Proxy Statement, the Prospectuses and Statements of Additional Information of the Federated Fund and the North Track Fund and the Plan (attached hereto as Exhibit A). The Plan provides for the Reorganization to occur on or about April 29, 2005 (the "Closing Date"). The Plan provides that all of the assets of the North Track Fund (less any cash needed to cover ordinary liabilities to be paid by the North Track Fund) will be transferred to the Class A Shares of the Federated Fund at the close of business or at such other time as to which the Funds may agree (the "Effective Time") on the Closing Date of the Reorganization. In exchange for the transfer of these assets, the Federated Fund will simultaneously issue at the Effective Time of the Reorganization a number of full and fractional shares of the Class A Shares of the Federated Fund to the North Track Fund equal in value to the aggregate net asset value of the North Track Fund calculated before the Effective Time of the Reorganization.

      Following the transfer of assets in exchange for shares of the Federated Fund, the North Track Fund will distribute all the shares of the Federated Fund pro rata to its shareholders of record in complete liquidation and termination of the North Track Fund. Shareholders of the North Track Fund owning shares at the Effective Time of the Reorganization will receive a number of Class A Shares of the Federated Fund with the same aggregate value as the shareholder had in the North Track Fund immediately before the Reorganization. Such distribution will be accomplished by the establishment of accounts in the names of the North Track Fund's shareholders on the share records of the
Federated   Fund's  transfer   agent.   Each  account  will  receive  the
respective pro rata number of full and fractional shares of the Federated Fund due to the shareholders of the North Track Fund. The North Track Fund will then be liquidated and terminated.

      The Federated Fund does not issue share certificates to shareholders. Class A Shares of the Federated Fund to be issued will have no preemptive or conversion rights. No sales charges will be imposed in connection with the receipt of such shares by the North Track Fund's shareholders.

      The  Plan  contains  customary   representations,   warranties  and
conditions. The Plan provides that the consummation of the Reorganization with respect to the North Track Fund and the Federated Fund is conditioned upon, among other things: (i) approval of the
Reorganization by the North Track Fund's shareholders; and (ii) the receipt by the North Track Fund and the Federated Fund of a tax opinion to the effect that the Reorganization will be tax-free to the North Track Fund, its shareholders and the Federated Fund. The Plan may be terminated with respect to the Reorganization if, before the Closing Date, any of the required conditions have not been met, the representations and warranties are not true or the Board of the North Track Fund or the Federated Fund, as the case may be, determines that the Reorganization is not in the best interests of the shareholders of the North Track Fund or the Federated Fund, respectively.

      All expenses of the Reorganization will be paid by FIMCO or its affiliates, and certain expenses will be evenly split between FIMCO and Ziegler if they exceed $150,000.

      In connection with the Reorganization (and the simultaneous reorganization of the North Track Government Fund), Ziegler, the investment adviser of the North Track Fund, will receive consideration of up to $200,000. Ziegler has also contracted with FSC to serve as a Shareholder Service Agent with respect to shares of the Federated Fund serviced by Ziegler following the Reorganization. Pursuant to the Shareholder Services Agreement entered into between Ziegler and FSC, Ziegler will receive a shareholder services fee of 0.25% per annum with respect to the Class A shares of the Federated Fund serviced by Ziegler.

Description of the Federated Fund Shares and Capitalization

      Class A Shares of the Federated Fund to be issued to shareholders of the North Track Fund under the Plan will be fully paid and non-assessable when issued, transferable without restrictions and will have no preemptive or conversion rights. Reference is hereby made to the Prospectus of the Federated Fund provided herewith for additional information about the Class A Shares of the Federated Fund.

      The following table sets forth the unaudited capitalization of the North Track Fund into the Federated Fund as of January 21, 2005:




                                                     Federated          Federated
                                                     Municipal          Municipal
                                                 Securities Fund,   Securities Fund,
                         North Track Tax-Exempt    Inc.-Class A    Inc.-Class A Shares
                                  Fund                Shares       Pro Forma Combined
Net Assets                   $32,247,489          $432,298,694       $464,546,183
Net Asset Value Per                $9.46                $10.82             $10.82
Share
Shares Outstanding             3,410,179            39,957,127         42,937,486
Federal Income Tax Consequences


      As a condition to each Reorganization, the Funds will receive an opinion of counsel, each substantially to the effect that, on the basis of the existing provisions of the Code and the regulations thereunder, current administrative rules and court decisions, for federal income tax purposes:

o     the  Reorganization  will  qualify  as  a  tax-free  reorganization under Section 368(a)(1)(C) of the Code, and the North Track Fund and the Federated Fund each will be a "party to a reorganization" within the meaning of
                  Section 368(b) of the Code;

o     the  Federated  Fund  will  recognize  no  gain or  loss  upon  its receipt of the North Track Fund's assets in exchange solely for the Federated Fund's Class A Shares;

o     the  North  Track  Fund  will  recognize  no gain or loss  upon the transfer of its assets to the Federated Fund in exchange solely for the Federated Fund's Class A Shares or the distribution of the Federated Fund's shares to the North Track Fund's shareholders in constructive exchange for their North Track Fund's shares;

o     the  shareholders  of the North Track Fund will  recognize  no gain or loss upon the exchange of their North Track Fund shares for the Federated Fund's Class A Shares;

o     the  Federated  Fund's  tax  basis  in  each  North  Track  Fund it receives in the Reorganization will be the same as the North Track Fund's tax basis in that asset immediately prior to the Reorganization;

o     the  Federated  Fund's  holding  period  for each such  asset  will include the period during which the asset was held by the North Track Fund;

o     each North Track Fund's  shareholder's  aggregate  tax basis in the shares of the Federated Fund received by each shareholder of the North Track Fund pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of the North Track Fund held by such shareholder immediately prior to the Reorganization; and

o     each  North  Track  Fund's  shareholder's  holding  period  for the
                  Federated Fund's Class A Shares it receives pursuant to the Reorganization will include the period during which the shareholder held the North Track Fund shares exchanged therefor, provided the North Track
                  Fund  shares  were  held  as  capital   assets  at  the
                  Effective Time.

      Each foregoing opinion may state that no opinion is expressed as to the effect of either Reorganization on the Federated Fund, the North Track Fund or the North Track Fund's shareholders with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

      Shareholders of the North Track Fund should consult their tax advisors regarding the effect of the Reorganization in light of their individual circumstances. Because the foregoing discussion only relates to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisors about state and local tax consequences of the Reorganization.

Reasons for the Reorganization

      The North Track Fund has experienced difficulties growing its assets to an acceptable level through its current distribution network, and Ziegler believes these difficulties will continue through the foreseeable future. The North Track Fund has steadily declined in size over the past five years, due to net redemption activity. At its current asset level (approximately $32.3 million at December 31, 2004), the North Track Fund cannot operate efficiently. Its annual operating expenses as a percentage of average daily net assets (i.e., its "expense ratio") are currently running at the rate of 1.29%, which is higher than many other funds in its category. Increasing operating costs, due in part to the need to implement new SEC compliance and related requirements, will put added pressure on the Fund. The North Track Fund's small size also creates challenges in making effective trading decisions and leaves it vulnerable to the risk that significant redemptions could disrupt normal investment operations. Moreover, the
North Track Fund is outside North Track's primary marketing and investment focus, which is offering "index funds with advice."

      Ziegler is recommending the Reorganization because the North Track Fund could potentially benefit from economies of scale that could be realized by transferring its assets to the Federated Fund, thereby allowing the North Track Fund shareholders to realize a significant expense ratio reduction when they become shareholders of the Federated Fund. With total net assets of $491 million (as of December 31, 2004), the Federated Fund has a current annualized expense ratio of 0.99% for its Class A shares (or 0.85% after voluntary fee waivers) compared to 1.29% for the North Track Fund. The Federated Fund's larger size offers investors the potential for greater stability than the North Track Fund. The average annual total returns over the relevant 1, 3, 5 and 10 year periods for the Federated Fund have also been comparable to those of the North Track Fund. The Federated Fund is also part of a family of 133 funds associated with Federated Investors, Inc., a NYSE-listed financial services company with approximately $179 billion of assets under management as of December 31, 2004.

      Ziegler considered alternatives to the Reorganization, including a liquidation of the North Track Fund, a possible transaction with another mutual fund complex or continuation as a separate series of North Track, but determined that the Reorganization was preferable. A liquidation would be a taxable event and involve transaction costs to be borne by the North Track Fund, and it would require the shareholders to incur costs in making alternative investments of their liquidation proceeds. Ziegler also did not believe that other possible acquiring complexes offered the level of experience, reputation, depth of resources, range of funds and other benefits that Federated can bring to the North Track shareholders. The status quo would likely result in a further decline in the North Track Fund's asset levels and an escalating expense ratio.

      Ziegler informed the North Track Board that FIMCO (or its affiliates) and Ziegler would collectively bear the costs of the Reorganization. Ziegler also disclosed to the Board that, in connection with the Reorganization and the proposed reorganization of the North Track Government Fund, Ziegler, the investment adviser of the North Track Fund, will receive consideration of up to $200,000 from Federated. Ziegler has also contracted with FSC to serve as a Shareholder Service Agent with respect to shares of the Federated Fund serviced by Ziegler following the Reorganization. Pursuant to the Shareholder Services Agreement entered into between Ziegler and FSC, Ziegler will receive a shareholder services fee of 0.25% per annum with respect to the Class A shares of the Federated Fund serviced by Ziegler.

      The Board of Directors of North Track considered the transaction at meetings held on December 12, 2004 and on January 28, 2005. The Board received, reviewed and discussed a significant amount of information concerning Federated, the Federated Fund and the proposed Reorganization; met with representatives of Ziegler and Federated; and considered the terms of the Reorganization and its benefits to shareholders of the North Track Fund. After consultation with legal counsel, the Board, including those members who are not "interested persons" (within the meaning of the 1940 Act), unanimously approved the Plan with respect to the Fund and recommended its approval by the shareholders of the North Track Fund. In approving the Reorganization, the Board determined that participation in the Reorganization is in the best interests of the North Track Fund and its shareholders and that the economic interests of the shareholders of the Fund would not be diluted as a result of the Reorganization.

      In approving the Reorganization, the Board took into consideration a number of factors, including (1) the terms and conditions of the Reorganization, including the non-recognition of any gain or loss for federal income tax purposes to the North Track Fund or its shareholders as a result of the Reorganization; (2) the similarities and differences, but overall compatibility of the investment programs of the North Track Fund and the Federated Fund;
(3) the  historical  expense ratios of each Fund on a comparative  basis;
(4) the comparable relative  historical  performance record of the Funds;
(5) the greater long-term viability of the combined the Federated Fund that will result from the Reorganization as compared to the continued operation of the North Track Fund as a separate series of North Track;
(6) the reputation, experience and resources of Federated in terms of its mutual fund management, administration and distribution capabilities; (7) the availability of many different Federated mutual funds to the shareholders of the North Track Fund following the Reorganization; (8) the legal and regulatory issues and challenges currently faced by Federated and their possible consequences; (9) the relative disadvantages to alternatives to the Reorganization, such as a liquidation of the North Track Fund or its continuation as a series of North Track; and (10) the interest of Ziegler in consummating the Reorganization, including the consideration to be paid to Ziegler in connection with the Reorganization and the engagement of Ziegler as a shareholder service agent with respect to shares of the Federated Fund to be serviced by Ziegler.

      The North Track Board in particular noted that the Federated Fund's expense ratio was 30 basis points less than the North Track Fund's expense ratio (0.99% versus 1.29%); the Federated Fund's Class A average annual total returns at NAV for the one-, three-, five- and
10-year periods ended December 31, 2004 were 4.18%, 6.17%, 6.60% and 5.42%, compared to 2.87%, 5.83%, 6.72% and 5.94% for the North Track Fund; the Federated Fund had total net assets of $491 million compared to $32.3 million for the North Track Fund as of December 31, 2004, which should promote improved economies of scale, trading efficiencies and more stable operations; the ability of holders of Class A shares of the Federated Fund investors to effect exchanges into Class A shares of more than 100 other Federated mutual funds without a sales load; and the belief that current litigation and regulatory matters in which Federated and Federated mutual funds are involved, including market timing and late trading lawsuits and lawsuits regarding the reasonableness of advisory and 12b-1 fees, are not likely to impair the continued ability of FIMCO to effectively manage the Federated Fund, although the Federated Fund may experience significant net redemptions as a result of adverse development and publicity.

      The Board of Directors of the Federated Fund met on August 20, 2004 to receive information concerning the North Track Fund, to review this information and to consider the terms of the proposed Reorganization. After consultation with legal counsel, the Board, including those members who are not "interested persons" (within the meaning of the 1940 Act), unanimously approved the Plan with respect to the Federated Fund. In approving the Reorganization, the Board determined that participation in the Reorganization is in the best interests of the Fund and that the interests of the shareholders of the Federated Fund would not be diluted as a result of the Reorganization.

 BASED ON THIS INFORMATION, THE NORTH TRACK BOARD UNANIMOUSLY RECOMMENDS
        THAT THE SHAREHOLDERS OF THE NORTH TRACK FUND APPROVE THE
                             REORGANIZATION.

Comparative Information on Shareholder Rights and Obligations

      General. The Federated Fund is an open-end management investment company registered under the 1940 Act, which continuously offers to sell shares at their current net asset value. The North Track Fund is a series of an open-end management investment company, North Track Funds, Inc., registered under the 1940 Act, which continuously offers to sell shares at their current net asset value. North Track Funds, Inc. and the Federated Fund are both organized as Maryland corporations. North Track Funds, Inc. and the Federated Fund are governed by their respective Articles of Incorporation, Bylaws and Boards of Directors, in addition to applicable state and federal law. The rights of shareholders of the Federated Fund and the North Track Fund are set forth in the applicable Articles of Incorporation and Bylaws. The chart set forth below describes the significant rights of shareholders of the Federated Fund and shareholders of the North Track Fund.

CATEGORY                       FEDERATED FUND             NORTH TRACK FUND
--------                       --------------             ----------------
Preemptive Rights        None                        None
Preferences              None                        All consideration  received
                                                     by  the  North  Track  Fund
                                                     for  the  issue  or sale of
                                                     Shares   to  a   particular
                                                     class,  together  with  all
                                                     assets   in   which    such
                                                     consideration  is  invested
                                                     or reinvested,  all income,
                                                     earnings,    profits,   and
                                                     proceeds           thereof,
                                                     including    any   proceeds
                                                     derived   from  the   sale,
                                                     exchange,   or  liquidation
                                                     of  such  assets,  and  any
                                                     funds or  payments  derived
                                                     from  any  reinvestment  of
                                                     such  proceeds  in whatever
                                                     form   the   same  may  be,
                                                     shall  irrevocably   belong
                                                     to   that   Class for   all
                                                     purposes,  subject  only to
                                                     the  rights  of  creditors,
                                                     and  shall  be so  recorded
                                                     upon    the    books    and
                                                     accounts   of   the   North
                                                     Track Fund.
Minimum Account Size     The Board of Directors  has If  an  investor's  account
                         discretion   to  have   the in a Fund drops  below $500
                         Federated  Fund  redeem the for  three  months or more,
                         shares  of any  shareholder the Fund  has the  right to
                         whose    shares   have   an redeem  the  account  after
                         aggregate  net asset  value giving  60  days'   written
                         of less than $1,000.        notice,      unless     the
                                                     investor  makes  additional
                                                     investments  to  bring  the
                                                     account  value to $1,000 or
                                                     more.
Annual Meetings          An   Annual    Meeting   of As    permitted    by   the
                         Shareholders     is     not Investment  Company  Act of
                         required  in  any  year  in 1940,  as amended from time
                         which   the   election   of to time,  and the rules and
                         Directors  is not  required regulations  prescribed  by
                         to be acted  upon under the the      Securities     and
                         Investment  Company  Act of Exchange         Commission
                         1940.   If  the   Federated thereunder,    the    North
                         Fund is  required to hold a Track  Fund  shall  not  be
                         meeting of  Shareholders to required   to  hold  annual
                         elect    Directors,     the meetings of stockholders.
                         meeting       shall      be
                         designated    the    annual
                         meeting   of   Shareholders
                         for that year.
Right       to      Call May   be   called   at  the Special   meetings  of  the
Shareholder Meetings     request  in  writing of the stockholders    shall    be
                         holders  of at least 10% of called  by  the   Secretary
                         the     Shares    of    the upon  the  written  request
                         Federated Fund.             of  stockholders   entitled
                                                     to vote not  less  than 25%
                                                     of all the  votes  entitled
                                                     to   be    cast   at   such
                                                     meeting,    provided   that
                                                     (1) such    request   shall
                                                     state the  purposes of such
                                                     meeting   and  the  matters
                                                     proposed  to be  acted  on,
                                                     and  (2) the   stockholders
                                                     requesting   such   meeting
                                                     shall   have  paid  to  the
                                                     North    Track   Fund   the
                                                     reasonably  estimated  cost
                                                     of  preparing  and  mailing
                                                     the notice  thereof,  which
                                                     the     Secretary     shall
                                                     determine  and  specify  to
                                                     such stockholders.
Notice of Meetings       Not less  than ten days nor The  Secretary  shall cause
                         more  than 90  days  before notice of the  place,  date
                         the  date of  every  Annual and hour,  and, in the case
                         or   Special   Meeting   of of a special  meeting,  the
                         Shareholders  the Secretary purpose  or  purposes   for
                         or an  Assistant  Secretary which   the    meeting   is
                         shall    give    to    each called,   to   be   served,
                         Shareholder  of  record  of either   personally  or  by
                         the  Federated  Fund  or of mail,  not less than 10 nor
                         the   relevant   Series  or more  than 90  days  before
                         Class written   notice   of the  date  of the  meeting,
                         such  meeting,   mailed  to to     each     stockholder
                         the  Shareholder's  address entitled  to  vote  at such
                         of record                   meeting.
Record Date for Meetings stock  transfer books for a fix in  advance a date as a
                         period  not   exceeding  10 record    date    for   the
                         days  prior  to the date of determination     of    the
                         any shareholder  meeting or stockholders   entitled  to
                         may fix in  advance  a date notice  of  or to  vote  at
                         not  exceeding 10 days,  as stockholders'   meeting  or
                         a record date.              any  adjournment   thereof,
                                                     or to  express  consent  to
                                                     corporate     action     in
                                                     writing  without a meeting,
                                                     or to  receive  payment  of
                                                     any   dividend   or   other
                                                     distribution  or  allotment
                                                     of   any   rights,   or  to
                                                     exercise   any   rights  in
                                                     respect   of  any   change,
                                                     conversion  or  exchange of
                                                     stock,  or for the  purpose
                                                     of   any    other    lawful
                                                     action,    provided    that
                                                     (1) such  record date shall
                                                     be within 60 days  prior to
                                                     the  date  on   which   the
                                                     particular           action
                                                     requiring              such
                                                     determination    will    be
                                                     taken,   (2) the   transfer
                                                     books  shall  not be closed
                                                     for a  period  longer  than
                                                     20  days,  and  (3) in  the
                                                     case   of  a   meeting   of
                                                     stockholders,   the  record
                                                     date or any  closing of the
                                                     transfer  books shall be at
                                                     least  10 days  before  the
                                                     date of the meeting.
Quorum for Meeting       The  presence  in person or The    presence    at   any
                         by  proxy  of   holders  of stockholders'  meeting,  in
                         one-third  of the shares of person  or  by  proxy,   of
                         stock   of  the   Federated stockholders   entitled  to
                         Fund   entitled   to   vote cast   one   third  of  the
                         without      regard      to votes  shall  be  necessary
                         Class shall   constitute  a and      sufficient      to
                         quorum  at any  meeting  of constitute   a  quorum  for
                         the shareholders.           the      transaction     of
                                                     business,     except     as
                                                     otherwise    provided    by
                                                     statute,  by  the  Articles
                                                     of  Incorporation or by the
                                                     By-Laws.
Election of Directors    The  Members  of the  Board At    any     meeting    of
                         of   Directors   shall   be stockholders   called   and
                         elected        by       the held  for  the  purpose  of
                         Shareholders  at the Annual electing          Directors
                         Meeting of Shareholders.    pursuant       to       the
                                                     requirements     of     the
                                                     Investment   Company   Act,
                                                     the  North   Track   Fund's
                                                     Articles  of  Incorporation
                                                     or the  By-Laws,  Directors
                                                     shall  be  elected  by vote
                                                     of   the   holders   of   a
                                                     majority   of  the   shares
                                                     present  in  person  or  by
                                                     proxy and  entitled to vote
                                                     thereon.
Adjournment of Meetings  In   the   absence   of   a In   the   absence   of   a
                         quorum,   a   majority   of quorum,  the  holders  of a
                         those Shareholders  present majority      of     shares
                         in  person  or by proxy may entitled  to  vote  at  the
                         adjourn  the  meeting to be meeting   and   present  in
                         held  at  the  same   place person or by proxy,  or, if
                         without    further   notice no stockholder  entitled to
                         than by  announcement to be vote is  present  in person
                         given at the meeting  until or by  proxy,  any  officer
                         a quorum is present.        present     entitled     to
                                                     preside     or    act    as
                                                     Secretary  of such  meeting
                                                     may   adjourn  the  meeting
                                                     sine  die or  from  time to
                                                     time    without     further
                                                     notice  to a date  not more
                                                     than  120  days  after  the
                                                     original  record date.  Any
                                                     business  that  might  have
                                                     been   transacted   at  the
                                                     meeting  originally  called
                                                     may  be  transacted  at any
                                                     such  adjourned  meeting at
                                                     which a quorum is present.
Removal of Directors by  May be  removed by the vote At any meeting  duly called
Shareholders             of a  majority  of  all  of and at  which a  quorum  is
                         the  Shares   entitled   to present,  the  stockholders
                         vote.                       may,  by  the   affirmative
                                                     votes of the  holders  of a
                                                     majority   of   the   votes
                                                     entitled    to   be    cast
                                                     thereon,     remove     any
                                                     Director or Directors  from
                                                     office,   with  or  without
                                                     cause,   and  may  elect  a
                                                     successor or  successors to
                                                     fill     any      resulting
                                                     vacancies      for      the
                                                     unexpired   terms   of  the
                                                     removed  Directors.
Personal Liability of    The    Maryland     General The North  Track Fund shall
Directors                Corporation    Law    makes indemnify  each  person who
                         directors    immune    from was  or  is a  party  or is
                         liability   to  the  extent threatened  to  be  made  a
                         that  they  perform   their party  to  any  threatened,
                         duties as directors:        pending    or     completed
                                                     action,       suit       or
                         (1)  In good faith;         proceeding,  whether civil,
                                                     criminal,    administrative
                         (2)  In   a   manner    the or            investigative
                         director         reasonably ("Proceeding"),  by  reason
                         believes  to be in the best of the  fact  that he is or
                         interests of the Fund; and  was  a  Director,  officer,
                                                     employee  or  agent  of the
                         (3)  With  the care that an North Track Fund,  or is or
                         ordinarily  prudent  person was  serving at the request
                         in a  like  position  would of the North  Track Fund as
                         use      under      similar a    Director,     officer,
                         circumstances.              employee    or   agent   of
                                                     another        corporation,
                                                     partnership,          joint
                                                     venture,   trust  or  other
                                                     enterprise,   against   all
                                                     expenses         (including
                                                     attorneys'           fees),
                                                     judgments,     fines    and
                                                     amounts paid in  settlement
                                                     actually   and   reasonably
                                                     incurred    by    him    in
                                                     connection     with    such
                                                     Proceeding  to the  fullest
                                                     extent permitted by law.
Personal Liability of    None                        None
Shareholders
Number of Authorized     the   Federated   Fund   is The Board of Directors  has
Shares; Par Value        authorized   to  issue  one established  and designated
                         billion     (1,000,000,000) 50,000,000  shares  for the
                         shares  of  common   stock, North  Track  Fund  of  its
                         par    value    $0.01   per previously  authorized  but
                         share.  The  aggregate  par unissued    common   stock,
                         value of all  shares  which $0.001 par value per share.
                         the      Corporation     is
                         authorized   to   issue  is
                         $10,000,000.            The
                         authorized    shares    are
                         classified  as  375,000,000
                         shares   of   the   Class A
                         Shares and Class C  Shares,
                         and             250,000,000
                         unclassified shares.

      INFORMATION ABOUT THE FEDERATED FUND AND THE NORTH TRACK FUND

Federated Fund

      The Federated Fund is subject to the informational requirements of the Securities Act of 1933, as amended, the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith files reports and other information with the Securities and Exchange Commission. Reports, the proxy and information statements, and other information filed by such the Federated Fund, can be obtained by calling or writing such the Federated Fund and can also be inspected and copied by the public at the public reference facilities maintained by the Securities and Exchange Commission in Washington, DC located at Room 1024, 450 Fifth Street, N.W., Washington, DC 20549 and at certain of its regional offices located at 175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60604 and 233 Broadway, New York, NY 10279.
Copies of such material can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, DC 20549, or obtained electronically from the Securities and Exchange Commission's Internet website (http://www.sec.gov).

      This Prospectus/Proxy Statement, which constitutes part of a separate Registration Statement filed by the Federated Fund, with the Securities and Exchange Commission under the Securities Act of 1933, as amended, omits certain of the information contained in such Registration Statement. Reference is hereby made to the Registration Statement and to the exhibits thereto for further information with respect to the Federated Fund and the shares offered hereby. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable documents filed with the Securities and Exchange Commission.

North Track Fund

      The North Track Fund is subject to the information requirements of the Securities Act of 1933, as amended, the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith files reports and other information with the Securities and Exchange Commission. Reports, proxy and information statements, and other information filed by the North Track Fund can be obtained by calling or writing the North Track Fund and can also be inspected at the public reference facilities maintained by the Securities and Exchange Commission at the addresses listed in the previous Section or obtained electronically from the Securities and Exchange Commission's Internet website (http://www.sec.gov).

    INFORMATION ABOUT THE PROXY SOLICITATION AND THE SPECIAL MEETING

      Proxies are being solicited by the Board of North Track, on behalf of the North Track Fund. The proxies will be voted at the special meeting of shareholders of the North Track Fund to be held at 10:00 a.m., on April 28, 2005 at the offices of B.C. Ziegler and Company, 250 East Wisconsin Avenue, Suite 2000, Milwaukee, Wisconsin (such special meeting and any adjournment or postponement thereof are referred to as the "Special Meeting").

      The cost of the solicitation, including the printing and mailing of proxy materials, will be borne by FIMCO or its affiliates and Ziegler, and not by the Funds. In addition to solicitations through the mails, proxies may be solicited by officers, employees, and agents of each Fund, or, if necessary, a communications firm retained for this purpose. Such solicitations may be by telephone, facsimile or otherwise. Any telephonic solicitations will follow procedures designed to ensure accuracy and prevent fraud, including requiring identifying shareholder information, recording the shareholder's instructions, and confirming to the shareholder after the fact.
Shareholders who communicate proxies by telephone or by other electronic means have the same power and authority to issue, revoke, or otherwise change their voting instructions as shareholders submitting proxies in written form. FIMCO or its affiliates and Ziegler may reimburse custodians, nominees, and fiduciaries for the reasonable costs incurred by them in connection with forwarding solicitation materials to the beneficial owners of shares held of record by such persons.

      The purpose of the Special Meeting is set forth in the accompanying Notice. The Board of Directors of North Track knows of no business other than that mentioned in the Notice that will be presented for consideration at the Special Meeting. Should other business properly be brought before the Special Meeting, proxies will be voted in accordance with the best judgment of the persons named as proxies. This Prospectus/Proxy Statement and the enclosed proxy card are expected to be mailed on or about March 14, 2005, to shareholders of record at the close of business on March 1, 2005 (the "Record Date").

      The Prospectus for the Federated Fund, dated May 31, 2004, and the Annual and Semi-Annual Reports for the Federated Fund, which contain audited financial statements for the fiscal year ended March 31, 2004 and unaudited financial statements for the six-month period ended September 30, 2004, respectively, accompany this Prospectus/Proxy Statement. The Prospectus for the North Track Fund, dated March 1,
2005, and the Annual Report for the North Track Fund, which contains audited financial statements for the fiscal year ended October 31, 2004, were previously mailed to shareholders of the North Track Fund. The Funds will promptly provide, without charge and upon request, to each person to whom this Prospectus/Proxy Statement is delivered, additional copies of the Prospectus, Annual Report and/or the Semi-Annual Report for the Federated Fund and the Prospectus and Annual Report for the North Track Fund. Requests may be made in writing to the Federated Fund's and the North Track Fund's principal executive offices or by calling the Federated Fund or the North Track Fund. The principal executive offices for the Federated Fund and North Track are located at 5800 Corporate Drive, Pittsburgh, Pennsylvania and 250 East Wisconsin Avenue, Suite 2000, Milwaukee, Wisconsin 53202, respectively. the Federated Fund's toll-free telephone number is 1-800-341-7400 and North Track's toll-free telephone number is 1-800-826-4600.

      Only shareholders of record on the Record Date will be entitled to vote at the Special Meeting. Each share of the North Track Fund is entitled to one vote. Fractional shares are entitled to proportionate shares of one vote.

      Any person giving a proxy has the power to revoke it any time prior to its exercise by executing a superseding proxy or by submitting a written notice of revocation to the Secretary of the Trust. In addition, although mere attendance at the Special Meeting will not revoke a proxy, a shareholder present at the Special Meeting may withdraw his or her proxy and vote in person. All properly executed and unrevoked proxies received in time for the Special Meeting will be voted in accordance with the instructions contained in the proxies. If no instruction is given on the proxy, the persons named as proxies will vote the shares represented thereby in favor of the matter set forth in the attached Notice.

      The North  Track Fund  shareholders  will vote on the  approval  of the Plan. In order to hold the Special Meeting, a "quorum" of shareholders of the North Track Fund must be present. Holders of at least one-third of the total number of outstanding shares of the North Track Fund, present in person or by proxy, shall be required to constitute a quorum for the purpose of voting on the proposal relating to the Fund.

      Approval of the Reorganization with respect to the North Track Fund requires the vote of a majority of the outstanding shares of the North Track Fund entitled to vote on the proposal.

      For purposes of determining a quorum for transacting business at the Special Meeting, abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present but which have not been voted. For this reason, abstentions and broker non-votes will have the effect of a "no" vote for purposes of obtaining the requisite approval of each proposal.

      If a quorum for the Special Meeting of the North Track Fund is not present, the persons named as proxies may vote those proxies that have been received to adjourn the Special Meeting to a later date. In the event that a quorum is present but sufficient votes in favor of the proposal have not been received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitations of proxies with respect to the proposal. All such adjournments will require the affirmative vote of a majority of the shares present in person or by proxy at the session of the Special Meeting to be adjourned. The persons named as proxies will vote AGAINST an adjournment those proxies that they are required to vote against the proposal, and will vote in FAVOR of such an adjournment all other proxies that they are authorized to vote. A shareholder vote may be taken on the proposal in this Prospectus/Proxy Statement prior to any such adjournment if sufficient votes have been received for approval.

            SHARE OWNERSHIP OF THE FUNDS AND CERTAIN INTERESTS

      Federated Fund


As of the Record Date,  the Officers and Directors of the Federated  Fund
owned   approximately   _____  shares  (__%)  of  the  Federated   Fund's
outstanding Class A Shares.

At the close of business on the Record Date, the following persons owned beneficially or of record as indicated, to the knowledge of management, more than 5% of the outstanding shares of each Class of the Federated Fund:

Class A Shares - [_____________].

Class B Shares - [_____________]

Class C Shares - [_____________]

Upon consummation of the Reorganization, such persons would own shares as follows based upon information as of the Record Date:

Class A Shares - [_____________].

Class B Shares - [_____________].

Class C Shares - [_____________].

Shareholders owning 25% or more of outstanding shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

      North Track Fund


      As of the Record Date, the officers and directors of the North Track Fund, as a group, owned less than 1% of the outstanding shares of the Fund.

      At the close of business on the Record Date, no person was known to own of record or beneficially 5% or more of the outstanding shares of the North Track Fund.

      OTHER MATTERS AND DISCRETION OF ATTORNEYS NAMED IN THE PROXY

      The North Track Fund is not required, and does not intend, to hold regular annual meetings of shareholders. Shareholders wishing to submit proposals for consideration for inclusion in a Proxy Statement for the next meeting of shareholders should send their written proposals to the North Track Fund, 250 East Wisconsin Avenue, Suite 2000, Milwaukee, Wisconsin 53202, so that they are received within a reasonable time before any such meeting.

      No business other than the matters described above is expected to come before the Special Meeting, but should any other matter requiring a vote of shareholders arise, including any question as to an adjournment or postponement of the Special Meeting, the persons named on the enclosed proxy card will vote on such matters according to their best judgment in the interests of the North Track Fund.

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   SHAREHOLDERS ARE REQUESTED TO COMPLETE, DATE AND SIGN THE ENCLOSED
    PROXY CARD AND RETURN IT IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO
                 POSTAGE IF MAILED IN THE UNITED STATES.
-------------------------------------------------------------------------




                                                                EXHIBIT A


                          NORTH TRACK TAX-EXEMPT FUND

              FORM OF AGREEMENT AND PLAN OF REORGANIZATION


      THIS AGREEMENT AND PLAN OF REORGANIZATION ("Agreement") is made as of February 2, 2005, between NORTH TRACK FUNDS, INC., a Maryland corporation ("North Track"), on behalf of NORTH TRACK TAX-EXEMPT FUND ("Acquired Fund"), and FEDERATED MUNICIPAL SECURITIES FUND, INC. a Maryland corporation ("Federated" or "Acquiring Fund"). (Acquired Fund and Acquiring Fund are sometimes referred to herein individually as a "Fund" and collectively as the "Funds," and North Track and Federated are sometimes referred to herein individually as an "Investment Company" and collectively as the "Investment Companies.")

      The Investment Companies wish to effect a reorganization described in Section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended ("Code"), and intend this Agreement to be, and adopt it as, a "plan of reorganization" within the meaning of the regulations under the Code ("Regulations"). The reorganization will consist of (1) the transfer of the assets (net of cash sufficient to satisfy those liabilities described in Section 1.2 hereof) of the Acquired Fund to the Acquiring Fund in exchange solely for the Acquiring Fund's issuance to the Acquired Fund of "Class A" shares of common stock of the Acquiring Fund, (2) the distribution of those shares to the Acquired Fund's shareholders in liquidation of the Acquired Fund, and (3) the termination of the Acquired Fund, all on the terms and conditions hereinafter set forth in this Agreement. (All such transactions are referred to herein as the "Reorganization.")

      All  agreements,   representations,   actions,   obligations,   and
covenants described herein made or to be taken or undertaken by the Funds are made and shall be taken or undertaken by North Track on Acquired Fund's behalf and by Federated on Acquiring Fund's behalf.

      Acquired Fund's shares have only one Class of shares, designated "Class A" shares ("Acquired Fund Shares"). Acquiring Fund's shares are divided into three classes, designated "Class A," "Class B" and "Class C" shares. Under the terms of this Reorganization the Acquired Fund Shares will be exchanged for Class A shares of the Acquiring Fund ("Acquiring Fund Shares").

      In consideration of the mutual promises contained herein, the parties agree as follows:

      1.    PLAN OF REORGANIZATION AND TERMINATION

      1.1. Acquired Fund agrees to assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 ("Assets") to Acquiring Fund. Acquiring Fund agrees in exchange therefor, to issue and deliver to Acquired Fund the number of full and fractional (rounded to the third decimal place) Acquiring Fund Shares determined by dividing Acquired Fund's net value (computed as set forth in paragraph 2.1) ("Acquired Fund Value") by the net asset value ("NAV") of an Acquiring Fund Share (computed as set forth in paragraph 2.2). Such transactions shall take place at the Closing (as defined in paragraph 3.1).

      1.2. The Assets shall include all cash, cash equivalents, securities, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records, deferred and prepaid expenses shown as assets on Acquired Fund's books, and other property Acquired Fund owns at the Effective Time (as defined in paragraph 3.1), less any cash sufficient to satisfy any Liabilities (as defined in Section 1.3 hereof) that have not been paid by the Effective Time as shown on a balance sheet as of the Effective Time.

      1.3. Acquired Fund agrees to use all reasonable efforts to discharge all its Liabilities before the Effective Time and shall, in any event, discharge them promptly following the Effective Time. The "Liabilities" shall include all of Acquired Fund's liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Effective Time, and whether or not specifically referred to in this Agreement. Acquiring Fund shall not assume any of the Liabilities.

      1.4. At or immediately before the Effective Time, Acquired Fund shall declare and pay to its shareholders a dividend and/or other distribution in an amount large enough so that it will have distributed substantially all (and in any event not less than 90%) of its investment company taxable income (as defined in Section 852(b)(2) of the Code, computed without regard to any deduction for dividends paid) and substantially all of its realized net capital gain (as defined in Section 1222(11)), if any, for the current taxable year through the Effective Time.

      1.5.  At  the  Effective   Time  (or  as  soon   thereafter  as  is
reasonably practicable), Acquired Fund shall distribute the Acquiring Fund Shares it receives pursuant to paragraph 1.1 to its shareholders of record, determined as of the Effective Time (each a "Shareholder" and collectively "Shareholders"), in constructive exchange for their Acquired Fund Shares. Such distribution shall be accomplished by Federated's transfer agent's opening accounts on Acquiring Fund's share transfer books in the Shareholders' names and transferring such Acquiring Fund Shares thereto. Each Shareholder's account shall be credited with the respective pro rata number of full and fractional (rounded to the third decimal place) Acquiring Fund Shares due that Shareholder, based on the value of the Acquired Fund Shares owned by that Shareholder immediately prior to the Effective Time. All outstanding Acquired Fund Shares, including any represented by certificates, shall simultaneously be canceled on Acquired Fund's share transfer books. Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares issued in connection with the Reorganization.

      1.6. As soon as reasonably practicable after distribution of the Acquiring Fund Shares pursuant to paragraph 1.5, but in all events within six months after the Effective Time, Acquired Fund shall be terminated as a series of North Track and any further actions shall be taken in connection therewith as required by applicable law.

      1.7. Any reporting responsibility of Acquired Fund to a public authority is and shall remain its responsibility up to and including the date on which it is terminated.

      1.8. Any transfer taxes payable on issuance of Acquiring Fund Shares in a name other than that of the registered holder on Acquired Fund's share transfer books of the Acquired Fund Shares constructively exchanged therefor shall be paid by the person to whom such Acquiring Fund Shares are to be issued, as a condition of such transfer.

      2.    VALUATION

      2.1. For purposes of paragraph 1.1, Acquired Fund's net value shall be the value of the Assets computed as of the close of regular trading on the New York Stock Exchange ("NYSE") on the date of the Closing ("Valuation Time"), using the valuation procedures set forth in its then-current prospectus and statement of additional information ("SAI").

      2.2. For purposes of paragraph 1.1, the NAV per share of the Acquiring Fund Shares shall be computed as of the Valuation Time, using the valuation procedures set forth in Acquiring Fund's then-current prospectus and SAI.

      2.3. All computations pursuant to paragraphs 2.1 and 2.2 shall be made by or under the direction of the custodians and transfer agents of the Funds.

      3.    CLOSING AND EFFECTIVE TIME

      3.1. The Reorganization, together with related acts necessary to consummate it ("Closing"), shall occur at the Investment Companies' principal offices on or about April 29, 2005, or at such other place and/or on such other date as to which they may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the date thereof or at such other time as to which the Investment Companies may agree ("Effective Time"). If, immediately before the Valuation Time, (a) the NYSE is closed to trading or trading thereon is restricted or (b) trading or the reporting of trading on the NYSE or elsewhere is disrupted, so that accurate appraisal of Acquired Fund's net value and/or the NAV of the Acquiring Fund Share of any Class is impracticable, the Effective Time shall be postponed until the first business day after the day when such trading has been fully resumed and such reporting has been restored.

      3.2. North Track shall deliver at the Closing a certificate of its Chief Financial Officer verifying that the information (including adjusted basis and holding period, by lot) concerning the Assets, including all portfolio securities, transferred by Acquired Fund to Acquiring Fund, as reflected on Acquiring Fund's books immediately after the Closing, does or will conform to such information on Acquired Fund's books immediately before the Closing. North Track's custodian shall deliver at the Closing a certificate of an authorized officer stating that (a) the Assets it holds will be transferred to Acquiring Fund at the Effective Time and (b) all necessary taxes in conjunction with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.

      3.3. North Track shall deliver to Federated at the Closing a list of the names and addresses of the Shareholders and the number of outstanding Acquired Fund Shares owned by each Shareholder, all as of the Effective Time, certified by North Track's Secretary. Federated's transfer agent shall deliver at the Closing a certificate as to the opening of accounts in the Shareholders' names on Acquiring Fund's share transfer books. Federated shall issue and deliver a confirmation to North Track evidencing the Acquiring Fund Shares to be credited to Acquired Fund and subsequently to the Shareholders at the Effective
Time or provide evidence satisfactory to North Track that such Acquiring Fund Shares have been credited to Acquired Fund's account and subsequently to the Shareholders' accounts on Acquiring Fund's share transfer books. At the Closing, each party shall deliver to the other bills of sale, checks, assignments, stock certificates, receipts, or other documents the other party or its counsel reasonably requests.

      3.4. Each Investment Company shall deliver to the other at the Closing a certificate executed in its name by its President or a Vice President in form and substance satisfactory to the recipient and dated the Effective Time, to the effect that the representations and warranties it made in this Agreement are true and correct at the Effective Time except as they may be affected by the transactions contemplated by this Agreement.

      4.    REPRESENTATIONS AND WARRANTIES

      4.1. North Track, on behalf of the Acquired Fund, represents and warrants to Federated as follows:

      4.1.1. North Track is a corporation that is duly organized, validly existing, and in good standing under the laws of the State of Maryland; and its Articles of Incorporation, as amended and supplemented ("Articles"), are on file with that state's Department of Assessments and Taxation;

      4.1.2. North Track is duly registered as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act"), and such registration is in full force and effect;

      4.1.3. Acquired Fund is a duly established and designated series of North Track;

      4.1.4. At the Closing, Acquired Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets free of any liens or other encumbrances (except securities that are subject to "securities loans" as referred to in Section 851(b)(2) of the Code and except securities with contractual or legal restrictions on transfer); and on delivery and payment for the Assets, Acquiring Fund will acquire good and marketable title thereto;

      4.1.5. Acquired Fund's current prospectus and SAI conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended ("1933 Act"), and the 1940 Act and the rules and regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

      4.1.6. Acquired Fund is not in violation of, and the execution and delivery of this Agreement and consummation of the transactions contemplated hereby will not conflict with or violate, Maryland law or any provision of its Articles or North Track's By-Laws or of any agreement, instrument, lease, or other undertaking to which North Track (with respect to Acquired Fund) is a party or by which it (with respect to Acquired Fund) is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which North Track (with respect to Acquired Fund) is a party or by which it (with respect to Acquired
Fund) is bound, except as otherwise disclosed in writing to and accepted by Federated;

      4.1.7. Except as otherwise disclosed in writing to and accepted by Federated, all material contracts and other commitments of or applicable to Acquired Fund (other than this Agreement and investment contracts, including options, futures, and forward contracts included on the Acquired Fund's books) will be terminated in accordance with the provisions of Section 1.3 at or before the Effective Time, without either Fund's incurring any liability or penalty with respect thereto;

      4.1.8. Except as otherwise disclosed in writing to and accepted by Federated, (a) no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or (to North Track's knowledge) threatened against North Track (with respect to Acquired Fund) or any of its properties or assets attributable or allocable to Acquired Fund that, if adversely determined, would materially and adversely affect Acquired Fund's financial condition or the conduct of its business and (b) North Track knows of no facts that might form a reasonable basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

      4.1.9. The execution, delivery, and performance of this Agreement have been duly authorized as of the date hereof by all necessary  action  on the  part of  North  Track's  board  of  directors.
Subject to the approval of the shareholders of Acquired Fund, and assuming the due authorization, execution and delivery of this Agreement by Federated, this Agreement will constitute the valid and legally binding obligation of North Track (with respect to Acquired
Fund), enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law);

      4.1.10. No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended, or the 1940 Act (collectively, "Federal Securities Laws") for North Track's execution or performance of this Agreement, except for (a) the filing with the Securities and Exchange Commission ("SEC") of a registration statement by Federated on Form N-14 relating to the Acquiring Fund Shares issuable hereunder, and any supplement or amendment thereto ("Registration Statement"), including therein a prospectus and proxy statement and any supplements or amendments thereto ("Prospectus/Statement"), (b) the filing of one or more supplements to the then-current prospectus or SAI of Acquired Fund, and
(c) such consents, approvals, authorizations, and filings as have been made or received or as may be required subsequent to the Effective Time;

      4.1.11. On the effective date of the Registration Statement, the date of the special meeting of Acquired Fund shareholders to approve this Agreement and the Reorganization, and at the Effective Time, the Registration Statement, including the Prospectus/Statement, only insofar as it related to North Track or Acquired Fund, will (a) comply in all material respects with the applicable provisions of the Federal Securities Laws and the regulations thereunder and (b) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided that the foregoing shall not apply to statements in or omissions from the Registration Statement or the Prospectus/Statement made in reliance on and in conformity with information furnished by Federated for use therein;

      4.1.12. Acquired Fund incurred the Liabilities in the ordinary course of its business; and there are no Liabilities other than Liabilities disclosed or provided for in the Acquired Fund's financial statements referred to in paragraph 4.1.18 and Liabilities incurred by Acquired Fund in the ordinary course of business subsequent to October 31, 2004, or otherwise disclosed to Federated, none of which has been materially adverse to the business, assets or results of Acquired Fund's operations;

      4.1.13.    Acquired    Fund   is   a   "fund"   as    defined    in
Section 851(g)(2) of the Code; it qualified for treatment as a regulated investment company under Subchapter M of the Code ("RIC") for each past taxable year since it commenced operations and will continue to meet all the requirements for such qualification for its current taxable year; the Assets will be invested at all times through the Effective Time in a manner that ensures compliance with the foregoing; and Acquired Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

      4.1.14. Acquired Fund is not under the jurisdiction of a court in a "title 11 or similar case" (as defined in Section 368(a)(3)(A) of the Code);

      4.1.15. Not more than 25% of the value of Acquired Fund's total assets (excluding cash, cash items, and U.S. government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of such assets is invested in the stock and securities of five or fewer issuers;

      4.1.16. During the five-year period ending at the Effective Time, (a) neither Acquired Fund nor any person "related" (as defined in
Section 1.368-1(e)(3) of the Regulations) to it will have acquired Acquired Fund Shares, either directly or through any transaction, agreement, or arrangement with any other person, with consideration other than the Acquiring Fund Shares or Acquired Fund Shares, except for shares redeemed in the ordinary course of Acquired Fund's business as a series of an open-end investment company as required by
Section 22(e) of the 1940 Act, and (b) no distributions will have been made with respect to Acquired Fund Shares, other than normal, regular dividend distributions made pursuant to Acquired Fund's historic dividend-paying practice and other distributions that qualify for the deduction for dividends paid (within the meaning of Section 561 of the Code) referred to in sections 852(a)(1) and 4982(c)(1)(A) of the Code;

      4.1.17. Acquired Fund's federal income tax returns, and all applicable state and local tax returns, for all taxable years through and including the taxable year ended October 31, 2003, have been timely filed and all taxes payable pursuant to those returns have been timely paid, and Acquired Fund has been granted an extension until September 15, 2005 with respect to the filing of its federal and state income tax returns for the taxable year ended October 31, 2004; and

      4.1.18. North Track's audited financial statements for the year ended October 31, 2004 fairly represent Acquired Fund's financial position as of such date and the results of its operations and changes in its net assets for the period then ended.

      4.2. Federated, on behalf of Acquiring Fund, represents and warrants to North Track as follows:

      4.2.1. Federated is a corporation that is duly organized, validly existing, and in good standing under the laws of the State of Maryland; and its Articles are on file with that state's Department of Assessments and Taxation;

      4.2.2.      Federated   is   duly   registered   as   an   open-end
management investment company under the 1940 Act, and such registration is in full force and effect;

      4.2.3. Acquiring Fund is a duly established and designated series of Federated, and Federated currently has no other series;

      4.2.4. No consideration other than the Acquiring Fund Shares will be issued to Acquired Fund shareholders in exchange for the Assets in the Reorganization;

      4.2.5. The Acquiring Fund Shares to be issued and delivered to Acquired Fund hereunder will, at the Effective Time, have been duly authorized and, when issued and delivered as provided herein (including the receipt of consideration in exchange therefor exceeding their par value), will be duly and validly issued and outstanding shares of Acquiring Fund, fully paid and non-assessable by Federated;

      4.2.6. Acquiring Fund's current prospectus and SAI conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

      4.2.7.      Acquiring   Fund  is  not  in  violation  of,  and  the
execution and delivery of this Agreement and consummation of the transactions contemplated hereby will not conflict with or violate, Maryland law or any provision of any provision of its Articles or Federated's By-Laws or of any agreement, instrument, lease, or other undertaking to which Federated (with respect to Acquiring Fund) is a party or by which it (with respect to Acquiring Fund) is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Federated (with respect to Acquiring Fund) is a party or by which it (with respect to Acquiring Fund) is bound, except as otherwise disclosed in writing to and accepted by North Track;

      4.2.8. Except as otherwise disclosed in writing to and accepted by North Track, (a) no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or (to Federated's knowledge) threatened against Federated (with respect to Acquiring Fund) or any of its properties or assets North Track (with respect to Acquired Fund) or any of its properties or assets attributable or allocable to Acquired Fund that, if adversely determined, would materially and adversely affect Acquiring Fund's financial condition or the conduct of its business and
(b) Federated knows of no facts that might form a reasonable basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

      4.2.9. The execution, delivery, and performance of this Agreement have been duly authorized as of the date hereof by all necessary action on the part of Federated's board of directors (together with North Track's board of directors, "Boards"). Subject to approval of the shareholders of Acquired Fund, and assuming the due authorization, execution and delivery of this Agreement by North Track, this Agreement constitutes the valid and legally binding obligation of Federated (with respect to Acquiring Fund), enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law);

      4.2.10. No governmental consents, approvals, authorizations, or filings are required under the Federal Securities Laws for Federated's execution or performance of this Agreement, except for (a) the filing with the SEC of the Registration Statement, (b) the filing of one or more supplements to the then-current prospectus or SAI of Acquiring Fund as may be required, and (c) such consents, approvals, authorizations, and filings as have been made or received or as may be required subsequent to the Effective Time;

      4.2.11. On the effective date of the Registration Statement, the date of the special meeting of Acquired Fund shareholders to approve this Agreement and the Reorganization, and at the Effective Time, the Registration Statement, including the Prospectus/Statement, only insofar as it relates to Federated or Acquiring Fund, will (a) comply in all material respects with the applicable provisions of the Federal Securities Laws and the regulations thereunder and (b) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided that the foregoing shall not apply to statements in or omissions from the Registration Statement or the Prospectus/Statement made in reliance on and in conformity with information furnished by North Track for use therein;

      4.2.12.    Acquiring    Fund   is   a   "fund"   as    defined   in
Section 851(g)(2) of the Code; it qualified for treatment as a RIC for each past taxable year since it commenced operations and will continue to meet all the requirements for such qualification for its current taxable year; it intends to continue to meet all such requirements for the next taxable year; and it has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it;

      4.2.13. Following the Reorganization, Acquiring Fund (a) will continue Acquired Fund's "historic business" (within the meaning of
Section 1.368-1(d)(2) of the Regulations) and (b) will use a significant portion of Acquired Fund's "historic business assets" (within the meaning of Section 1.368-1(d)(3) of the Regulations) in a business; moreover, Acquiring Fund (c) has no plan or intention to sell or otherwise dispose of any of the Assets, except for dispositions made in the ordinary course of that business and dispositions necessary to maintain its status as a RIC, and (d) expects to retain substantially all the Assets in the same form as it receives them in the Reorganization, unless and until subsequent investment circumstances suggest the desirability of change or it becomes necessary to make dispositions thereof to maintain such status;

      4.2.14. There is no plan or intention for Acquiring Fund to be dissolved or merged into another business or statutory trust or North Track or any "fund" thereof (as defined in Section 851(g)(2) of the Code) following the Reorganization, and Acquiring Fund is not under the jurisdiction of a court in a "title 11 or similar case" (as defined in Section 368(a)(3)(A) of the Code);

      4.2.15. Immediately after the Reorganization, (a) not more than 25% of the value of Acquiring Fund's total assets (excluding cash, cash items, and U.S. government securities) will be invested in the stock and securities of any one issuer and (b) not more than 50% of the value of such assets will be invested in the stock and securities of five or fewer issuers;

      4.2.16. Acquiring Fund does not directly or indirectly own, nor at the Effective Time will it directly or indirectly own, nor has it directly or indirectly owned at any time during the past five years, any Acquired Fund Shares;

      4.2.17. Acquiring Fund has no plan or intention to issue additional Acquiring Fund Shares following the Reorganization except for shares issued in the ordinary course of its business as a series of an open-end investment company; nor does Acquiring Fund, or any person "related" (within the meaning of Section 1.368-1(e)(3) of the Regulations) to it, have any plan or intention to acquire -- during the five-year period beginning at the Effective Time, either directly or through any transaction, agreement, or arrangement with any other person -- with consideration other than the Acquiring Fund Shares, any Acquiring Fund Shares issued to the Shareholders pursuant to the Reorganization, except for redemptions in the ordinary course of such business as required by Section 22(e) of the 1940 Act;

      4.2.18. During the five-year period ending at the Effective Time, neither Acquiring Fund nor any person "related" (as defined in Section 1.368-1(e)(3) of the Regulations) to it will have acquired any Acquired Fund Shares with consideration other than the Acquiring Fund Shares;

      4.2.19. Acquiring Fund's federal income tax returns, and all applicable state and local tax returns, for all taxable years through and including the most recent taxable year ended March 31, 2004, have been timely filed and all taxes payable pursuant to such returns have been timely paid;

      4.2.20. Federated's audited financial statements for the year ended March 31, 2004, and unaudited financial statements for the six months ended September 30, 2004, fairly represent Acquiring Fund's financial position as of each such date and the results of its operations and changes in its net assets for the periods then ended; and

      4.2.21. If the Reorganization is consummated, Acquiring Fund will treat each Shareholder that receives Acquiring Fund Shares in connection with the Reorganization as having made a minimum initial purchase of such shares for the purpose of making additional investments therein, regardless of the value of the shares so received and as having paid the maximum sales charge applicable to purchases of Class A shares of Acquiring Fund.

      4.3. Each Investment Company represents and warrants to the other Investment Company (and (1)to Reed Smith LLP for purposes of the opinion described in Section 6.4 and to (2)Quarles & Brady LLP for purposes of the opinion described in Section 6.6 hereof) as follows:

      4.3.1. The fair market value of the Acquiring Fund Shares each Shareholder receives will be approximately equal to the fair market value of its Acquired Fund Shares it constructively surrenders in exchange therefor;

      4.3.2. Its management (a) is unaware of any plan or intention of Shareholders to redeem, sell, or otherwise dispose of
(1) any portion of their Acquired Fund Shares before the Reorganization to any person "related" (within the meaning of Section 1.368-1(e)(3) of the Regulations) to either Fund or (2) any portion of the Acquiring Fund Shares they receive in the Reorganization to any person "related" (within such meaning) to Acquiring Fund, (b) does not anticipate dispositions of those Acquiring Fund Shares at the time of or soon after the Reorganization to exceed the usual rate and frequency of dispositions of shares of Acquired Fund as a series of an open-end investment company, (c) expects that the percentage of Shareholder interests, if any, that will be disposed of as a result of or at the time of the Reorganization will be de minimis, and (d) does not anticipate that there will be extraordinary redemptions of Acquiring Fund Shares immediately following the Reorganization;

      4.3.3. The Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization;

      4.3.4. There is no intercompany indebtedness between the Funds that was issued or acquired, or will be settled, at a discount;

      4.3.5. Pursuant to the Reorganization, Acquired Fund will transfer to Acquiring Fund, and Acquiring Fund will acquire, at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, Acquired Fund held immediately before the Reorganization. For the purposes of this representation, any amounts Acquired Fund uses to pay its Reorganization expenses and to make redemptions and distributions immediately before the Reorganization (except (a) redemptions in the ordinary course of its business required by Section 22(e) of the 1940 Act and (b) regular, normal dividend distributions made to conform to its policy of distributing all or substantially all of its income and gains to avoid the obligation to pay federal income tax and/or the excise tax under
Section 4982 of the Code) will be included as assets it held immediately before the Reorganization;

      4.3.6. None of the compensation received by any Shareholder who is an employee of or service provider to Acquired Fund will be separate consideration for, or allocable to, any of the Acquired Fund Shares such Shareholder held; none of the Acquiring Fund Shares any such Shareholder receives will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement; and the compensation paid to any such Shareholder will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm's-length for similar services;

      4.3.7.      Immediately    after    the     Reorganization,     the
Shareholders will not own shares constituting "control" (as defined in Section 304(c) of the Code) of Acquiring Fund;

      4.3.8. Neither Fund will be reimbursed for any expenses incurred by it or on its behalf in connection with the Reorganization unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) ("Reorganization Expenses"); and

      4.3.9. The aggregate value of the acquisitions, redemptions, and distributions limited by paragraphs 4.1.16, 4.2.17, and 4.2.18 will not exceed 50% of the value (without giving effect to such acquisitions, redemptions, and distributions) of the proprietary interest in Acquired Fund at the Effective Time.

      5.    COVENANTS

      5.1. Each Investment Company covenants to operate its respective Fund's business in the ordinary course between the date hereof and the Closing, it being understood that:

      (a)  such  ordinary  course  will  include   declaring  and  paying
customary   dividends  and  other   distributions  and  such  changes  in
operations  as  are   contemplated   by  each  Fund's   normal   business
activities and

      (b) each Fund will retain exclusive control of the composition of its portfolio until the Closing; provided that Acquired Fund shall not dispose of more than an insignificant portion of its historic business  assets  (as  defined  above)  during  such  period,  other than dispositions in the ordinary course of business, without Acquiring Fund's prior consent; and, subject to their fiduciary duties to their respective shareholders and the Funds' respective investment objectives, strategies, policies and limitations, the Investment Companies shall coordinate the Funds' respective portfolios so that the transfer of the Assets to Acquiring Fund will not cause it to fail to be in compliance with all of its investment policies and restrictions immediately after the Closing.

      5.2. North Track covenants that the Acquiring Fund Shares to be delivered hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof.

      5.3. North Track covenants that it will assist Federated in seeking to obtain information Federated reasonably requests concerning the beneficial ownership of Acquired Fund Shares.

      5.4. North Track covenants that its books and records (including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder) regarding Acquired Fund will be turned over to Federated at the Closing.

      5.5. Each Investment Company covenants to cooperate in preparing the Registration Statement and the Prospectus/Statement in compliance with applicable Federal Securities Laws.

      5.6. Each Investment Company covenants that it will, from time to time, as and when requested by the other Investment Company, execute and deliver or cause to be executed and delivered all assignments and other instruments, and will take or cause to be taken all further action, the other Investment Company may deem necessary or desirable in order to vest in, and confirm to, (a) Federated, on Acquiring Fund's behalf, title to and possession of all the Assets, and (b) North Track, on Acquired Fund's behalf, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and otherwise to carry out the intent and purpose hereof.

      5.7. Federated covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such state securities laws it may deem appropriate in order to continue Acquiring Fund's operations after the Effective Time.

      5.8. Subject to this Agreement, each Investment Company covenants to take or cause to be taken all actions, and to do or cause to be done all things, reasonably necessary, proper, or advisable to consummate and effectuate the transactions contemplated hereby.

      6.    CONDITIONS PRECEDENT

      Each Investment Company's obligations hereunder shall be subject to (a) performance by the other Investment Company of all its obligations to be performed hereunder at or before the Effective Time,
(b) all representations and warranties of the other Investment Company contained herein being true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated hereby, as of the Effective Time, with the same force and effect as if made at and as of the Effective Time, and (c) the following further conditions that, at or before the Effective Time:

      6.1. This Agreement and the transactions contemplated hereby shall have been duly adopted and approved by both Boards, and by the shareholders of Acquired Fund.

      6.2. All necessary filings shall have been made with the SEC and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the parties to carry out the transactions contemplated hereby. The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and the SEC shall not have issued an unfavorable report with respect to the Reorganization under Section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under Section 25(c) of the 1940 Act. All consents, orders, and permits of federal, state, and local
regulatory   authorities   (including   the  SEC  and  state   securities
authorities) either Investment Company deems necessary to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on the assets or properties of either Fund, provided that either Investment Company may for itself waive any of such conditions.

      6.3. At the Effective Time, no action, suit, or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or to obtain damages or other relief in connection with, the transactions contemplated hereby.

      6.4. North Track shall have received an opinion of Reed Smith LLP substantially to the effect that:

      6.4.1. Acquiring Fund is a duly established series of Federated, a Maryland corporation duly organized and validly existing under the laws of the State of Maryland with power under its Articles and Bylaws to own all its properties and assets and to carry on its business as presently conducted;

      6.4.2. This Agreement (a) has been duly authorized, executed, and delivered by Federated on Acquiring Fund's behalf and
(b) assuming due authorization, execution, and delivery of this Agreement by North Track on Acquired Fund's behalf, is a valid and legally binding obligation of Federated with respect to Acquiring Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law);

      6.4.3. The Acquiring Fund Shares to be issued and distributed to the Shareholders under this Agreement, assuming their due delivery as contemplated by this Agreement and the receipt of consideration in exchange therefor exceeding their par value, will be duly authorized and validly issued and outstanding and fully paid and non-assessable by Federated;

      6.4.4. The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, materially violate any provision of Federated's Articles or By-Laws or of any agreement (known to Reed Smith LLP, without any independent inquiry or investigation) to which Federated (with respect to Acquiring
Fund) is a party or by which it (with respect to Acquiring Fund) is bound or (to Reed Smith LLP knowledge, without any independent inquiry or investigation) result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Federated (with respect to Acquiring Fund) is a party or by which it (with respect to Acquiring Fund) is bound, except as set forth in such opinion or as otherwise disclosed in writing to and accepted by North Track;

      6.4.5. To Reed Smith LLP's knowledge (without any independent inquiry or investigation), no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Federated on Acquiring Fund's behalf of the transactions contemplated herein, except such as have been obtained under the Federal Securities Laws and such as may be required under state securities laws;

      6.4.6. Federated is registered with the SEC as an investment company, and to Reed Smith LLP's knowledge no order has been issued or proceeding instituted to suspend such registration; and

      6.4.7. To Reed Smith LLP's knowledge (without any independent inquiry or investigation), (a) no litigation, administrative proceeding, or investigation of or before any court or governmental body is pending or threatened as to Federated (with respect to Acquiring Fund) or any of its properties or assets attributable or allocable to Acquiring Fund and (b) Federated (with respect to Acquiring Fund) is not a party to or subject to the
provisions   of  any  order,   decree,   or  judgment  of  any  court  or
governmental body that materially and adversely affects or is reasonably likely to materially and adversely affect Acquiring Fund's business, except as set forth in such opinion or as otherwise disclosed in writing to and accepted by North Track.

      In rendering such opinion, Reed Smith LLP may (1) rely, as to matters governed by the laws of the State of Maryland, on an opinion of competent Maryland counsel, and assume for purposes of the enforceability opinion that the laws of Maryland are identical to the laws of Pennsylvania, (1) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, (2) limit such opinion to applicable federal and state law, and (3) define the word "knowledge" and related terms to mean the knowledge of attorneys then with Reed Smith LLP who have devoted substantive attention to matters directly related to this Agreement and the Reorganization.

      6.5. Federated shall have received an opinion of Quarles & Brady LLP substantially to the effect that:

      6.5.1. Acquired Fund is a duly established series of North Track, a corporation that is duly organized, validly existing, and in good standing under the laws of the State of Maryland with power under the Articles to own all its properties and assets and, to Quarles & Brady LLP's knowledge, to carry on its business as presently conducted;

      6.5.2. This Agreement (a) has been duly authorized, executed, and delivered by North Track on Acquired Fund's behalf and
(b) assuming due authorization, execution, and delivery of this Agreement by Federated on Acquiring Fund's behalf, is a valid and legally binding obligation of North Track with respect to Acquired Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law);

      6.5.3. The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, materially violate any provision of North Track's Articles or By-Laws or of any agreement (known to Quarles & Brady LLP, without any independent inquiry or investigation) to which North Track (with respect to Acquired Fund) is a party or by which it (with respect to Acquired Fund) is bound or (to Quarles & Brady LLP's knowledge, without any independent inquiry or investigation) result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which North Track (with respect to Acquired
Fund) is a party or by which it (with respect to Acquired Fund) is bound, except as set forth in such opinion or as otherwise disclosed in writing to and accepted by Federated;

      6.5.4. To Quarles & Brady LLP's knowledge (without any independent inquiry or investigation), no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by North Track on Acquired Fund's behalf of the transactions contemplated herein, except such as have been obtained under the Federal Securities Laws and such as may be required under state securities laws;

      6.5.5.      North   Track  is   registered   with  the  SEC  as  an
investment company, and to Quarles & Brady LLP's knowledge no order has been issued or proceeding instituted to suspend such registration; and

      6.5.6. To Quarles & Brady LLP's knowledge (without any independent inquiry or investigation), (a) no litigation, administrative proceeding, or investigation of or before any court or governmental body is pending or threatened as to North Track (with respect to Acquired Fund) or any of its properties or assets attributable or allocable to Acquired Fund and (b) North Track (with respect to Acquired Fund) is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects or is reasonably likely to materially and adversely affect Acquired Fund's business, except as set forth in such opinion or as otherwise disclosed in writing to and accepted by Federated.

      In rendering such opinion, Quarles & Brady LLP may (1) rely, as to matters governed by the laws of the State of Maryland, on an opinion of competent Maryland counsel, and assume for purposes of the enforceability opinion that the laws of Maryland are identical to the laws of Wisconsin, (2) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, (3) limit such opinion to applicable federal and state law, and (4) define the word "knowledge" and related terms to mean the knowledge of attorneys then with Quarles & Brady LLP who have devoted substantive attention to matters directly related to this Agreement and the Reorganization.

      6.6. Each Investment Company shall have received an opinion of Quarles & Brady LLP, addressed to and in form and substance reasonably satisfactory to it, as to the federal income tax consequences mentioned below ("Tax Opinion"). In rendering the Tax Opinion, Quarles & Brady LLP may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, which Quarles & Brady LLP may treat as representations and warranties made to it, and in separate letters addressed to Quarles & Brady LLP and the certificates delivered pursuant to paragraph 3.4. The Tax Opinion shall be substantially to the effect that, based on the facts and assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

      6.6.1. Acquiring Fund's acquisition of the Assets in exchange solely for Acquiring Fund Shares, followed by Acquired Fund's distribution of those shares pro rata to the Shareholders constructively in exchange for their Acquired Fund Shares, will qualify as a "reorganization" (as defined in Section 368(a)(1)(C) of the Code), and each Fund will be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

      6.6.2. Acquired Fund will recognize no gain or loss on the transfer of the Assets to Acquiring Fund in exchange solely for Acquiring Fund Shares or on the subsequent distribution of those shares to the Shareholders in constructive exchange for their Acquired Fund Shares in liquidation of Acquired Fund pursuant to the Reorganization;

      6.6.3. Acquiring Fund will recognize no gain or loss on its receipt of the Assets in exchange solely for Acquiring Fund Shares pursuant to the Reorganization;

      6.6.4. The tax basis of each Asset acquired by Acquiring Fund pursuant to the Reorganization's basis in each Asset will be the same as the tax basis of such Assets to Acquired Fund immediately prior to the Reorganization, and the holding period of each Asset in the hands of Acquiring Fund will include the period during which such Asset was held by Acquired Fund;

      6.6.5. The Shareholders will recognize no gain or loss on the constructive exchange of their Acquired Fund Shares for Acquiring Fund Shares pursuant to the Reorganization; and

      6.6.6. The aggregate tax basis in the Acquiring Fund Shares received by each Shareholder in the Reorganization will be the same as the aggregate tax basis in its Acquired Fund Shares held by such Shareholder immediately prior to the Reorganization, and the holding period for the Acquiring Fund Shares to be received by each such Shareholder will include the period during which the Acquired Fund Shares exchanged therefore were held by such Shareholder (provided Acquired Fund Shares were held as capital assets at the Effective Time).

      Notwithstanding subparagraphs 6.6.2 and 6.6.4, the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any Shareholder with respect to any Asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year
(or on the termination or transfer thereof) under a mark-to-market system of accounting.

      At any time before the Closing, either Investment Company may waive any of the foregoing conditions (except that set forth in paragraph 6.1) if, in the judgment of its Board, such waiver will not have a material adverse effect on its Fund's shareholders' interests.

      7.    BROKERAGE FEES AND EXPENSES

      7.1. Each Investment Company represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

      7.2. Federated Investors, Inc., the parent of the investment adviser to Acquiring Fund, and B.C. Ziegler and Company, the investment adviser to Acquired Fund, or their respective affiliates will bear the total Reorganization Expenses in accordance with a separate Agreement among B.C. Ziegler and Company, The Ziegler Companies, Inc. and Federated Investors, Inc. dated as of February 2, 2005.

      8.    ENTIRE AGREEMENT; NO SURVIVAL

      Neither Investment Company has made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement between the parties. The representations, warranties, and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the Closing.

      9.    TERMINATION OF AGREEMENT

      This Agreement may be terminated at any time at or before the Effective Time:

      9.1.  By either  Investment  Company  (a) in the event of the other
Investment Company's material breach of any representation, warranty, or covenant contained herein to be performed at or prior to the Effective Time, (b) if a condition to its obligations has not been met and it reasonably appears that such condition will not or cannot be met, or (c) if the Closing has not occurred on or before May 30, 2005; or

      9.2.  By the Investment Companies' mutual agreement.

      In the event of termination under paragraphs 9.1(c) or 9.2, there shall be no liability for damages on the part of either Investment Company, or the directors or officers thereof, to the other Investment Company.

      10.   AMENDMENT

      This Agreement may be amended, modified, or supplemented at any time in any manner mutually agreed on in writing by the Investment Companies; provided that no such amendment, modification, or supplement shall have a material adverse effect on the Shareholders' interests.

      11.   MISCELLANEOUS

      11.1. This Agreement shall be governed by and construed in accordance with the internal laws of the State of Maryland; provided that, in the case of any conflict between such laws and the federal securities laws, the latter shall govern.

      11.2. Nothing expressed or implied herein is intended or shall be construed to confer on or give any person, firm, trust, or North Track other than the parties and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

      11.3 The parties acknowledge that each Investment Company is a Maryland corporation. Notice is hereby given that this instrument is executed by each Investment Company's officer's and directors solely in their capacities as officers and directors, and not individually, and solely on behalf of its respective Fund, and that neither Investment Company's obligations under this instrument is binding on or enforceable against any of its respective officers, directors or shareholders or any series of such Investment Company other than Acquiring Fund in the case of Federated and Acquired Fund in the case of North Track but are only binding on and enforceable against the property of its respective Fund. Each Investment Company agrees that, in asserting any rights or claims under this Agreement, it shall look only to the property of the respective Fund of the other Investment Company in settlement of such rights or claims and not to the other Investment Company's directors, officers, or shareholders.

      11.4. This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by each Investment Company and delivered to the other Investment Company. The headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.


      IN WITNESS WHEREOF, each party has caused this Agreement to be executed and delivered by its duly authorized officers as of the date first written above.

                                          NORTH TRACK FUNDS, INC.

                                          By:
                                             ---------------------------

                                          Name:
                                             -----------------------------

                                          Title:
                                             -------------------------

                                          FEDERATED MUNICIPAL
                                          SECURITIES FUND, INC.

                                          By:
                                             ---------------------------

                                          Name:
                                             -----------------------------

                                          Title:
                                             -------------------------

Cusip ________ (3/05)











                       STATEMENT OF ADDITIONAL INFORMATION



                                 March 10, 2005



                          Acquisition of the assets of



                           NORTH TRACK GOVERNMENT FUND

                     a portfolio of North Track Funds, Inc.

                            (A Maryland Corporation)


                             North Track Funds, Inc.
                             250 East Wisconsin Ave.
                                   Suite 2000
                           Milwaukee, Wisconsin 53202
                          Telephone No: 1-800-826-4600



                        By and in exchange for Shares of



                  FEDERATED GOVERNMENT INCOME SECURITIES, INC.

                            (A Maryland Corporation)


                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                          Telephone No: 1-800-341-7400



     This Statement of Additional Information dated March 10, 2005, is not a prospectus. A Prospectus/Proxy Statement dated March 10, 2005 related to the above-referenced matter may be obtained from Federated Government Income Securities, Inc., Federated Investors Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000. This Statement of Additional Information should be read in conjunction with such Prospectus/Proxy Statement.


                                TABLE OF CONTENTS



1.   Statement  of  Additional   Information  of  Federated   Government  Income
     Securities, Inc. dated April 30, 2004.

2. Statement of Additional Information of North Track Government Fund, a portfolio of North Track Funds, Inc., dated February 1, 2004.

3. Financial Statements of Federated Government Income Securities, Inc., dated February 29, 2004 (audited).

4. Financial Statements of Federated Government Income Securities, Inc., dated August 31, 2004 (unaudited).

5. Financial Statements of North Track Government Fund, dated October 31, 2004 (audited).

Pursuant to Item 14(a) of Form N-14, the pro forma financial statements required by Rule 11-01 or Regulation S-K have not been prepared to reflect the proposed acquisition of the assets of North Track Government Fund by Federated Government Income Securities, Inc. because the net assets of North Track Government Fund do not exceed ten percent of the Federated Government Income Securities, Inc.'s net assets.




                      INFORMATION INCORPORATED BY REFERENCE



1.   Statement  of  Additional   Information  of  Federated   Government  Income
     Securities, Inc., dated April 30, 2004.

The Statement of Additional Information of Federated Government Income Securities, Inc., (the "Corporation"), is incorporated by reference to the Corporation's Post-Effective Amendment No. 44 to its Registration Statement on Form N-1A (File No. 811-3266), which was filed with the Securities and Exchange Commission on or about April 29, 2004.

2. Statement of Additional Information of North Track Government Fund, dated March 1, 2005.

The Statement of Additional Information of North Track Government Fund, a portfolio of North Track Funds, Inc. (the "Corporation"), is incorporated by reference to the Corporation's Post-Effective Amendment No. __to its Registration Statement on Form N-1A (File No. 33-12), which was filed with the Securities and Exchange Commission on or about ----------------.

3. Financial Statements of Federated Government Income Securities, Inc. dated February 29, 2004.

The audited financial statements of the Federated Government Income Securities, Inc. dated February 29, 2004, including the Deloitte & Touche LLP Independent Auditor's Report dated April 7, 2004 related thereto, are incorporated by reference to the Annual Report to Shareholders of the Fund, which was filed with the Securities and Exchange Commission on Form N-CSR on or about April 27, 2004.

4. Financial Statements of North Track Government Fund, a portfolio of North Track Funds, Inc., dated October 31, 2004.

The audited financial statements of the North Track Government Fund dated October 31, 2004, including the Deloitte & Touche LLP Independent Auditor's Report dated December 20, 2004, are incorporated by reference to the Annual Report to Shareholders of the Fund, which was filed with the Securities and Exchange Commission pursuant on Form N-CSR on or about January 5, 2005.

5. Unaudited Financial Statements of Federated Government Income Securities, Inc., dated August 31, 2004.

The unaudited financial statements of the Federated Government Income Securities, Inc. dated August 31, 2004 are incorporated by reference to the Semi-Annual Report to Shareholders of the Fund which was filed with the Securities and Exchange Commission on Form N-CSR on or about October 28, 2004.




                                  NORTH TRACK FUNDS, INC.

                                North Track Government Fund





Investment Adviser

B. C. ZIEGLER AND COMPANY

250 East Wisconsin Avenue
Suite 2000
Milwaukee, Wisconsin

Distributor

B. C. ZIEGLER AND COMPANY

250 East Wisconsin Avenue
Suite 2000
Milwaukee, Wisconsin

Administrator

B. C. ZIEGLER AND COMPANY

250 East Wisconsin Avenue
Suite 2000
Milwaukee, Wisconsin







































PART C.    OTHER INFORMATION.

Item 15    Indemnification:

Indemnification is provided to Directors and officers of the Registrant pursuant to the Registrant's Articles of Incorporation and Bylaws, except where such indemnification is not permitted by law. However, the Articles of Incorporation and Bylaws do not protect the Directors or officers from liability based on willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. Directors and officers of the Registrant are insured against certain liabilities, including liabilities arising under the Securities Act of 1933 (the "Act").

Insofar as indemnification for liabilities arising under the Act may be permitted to Directors, officers, and controlling persons of the Registrant by the Registrant pursuant to the Articles of Incorporation or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Directors, officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Directors, officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for Directors, officers, or controlling persons of the Registrant by the Registrant pursuant to the Articles of Incorporation or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Articles of Incorporation or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Directors who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, Director, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Directors or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.



Item 16.    Exhibits:

            1.1   Conformed copy of Amended and Restated Articles of
                  Incorporation of the Registrant; (17)
            1.2   Certificate of Correction to Amended and Restated
                  Articles of Incorporation of the Registrant 10/96; (17)
            1.3   Certificate of Correction to Amended and Restated
                  Articles of Incorporation of the Registrant 4/97; (17)
            2.1   Copy of Amendment No. 2 to the By-Laws of the
                  Registrant; (6)
            2.2   Copy of Amendment No. 3 to the By-Laws of the
                  Registrant; (17)
            2.3   Copy of Amendment No. 4 to the By-Laws of the
                  Registrant; (17)
            2.4   Copy of Amendment No. 5 to the By-Laws of the
                  Registrant; (17)
            2.5   Copy of Amendment No. 6 to the By-Laws of the
                  Registrant; (19)
            2.6   Copy of Amendment No. 7 to the By-Laws of the
                  Registrant; (20)
            3     Not applicable
            4     Form of Agreement and Plan of Reorganization between
                  Federated   Government Income Securities, Inc. and North
                  Track Funds, Inc., on   behalf of its portfolio North
                  Track Government Fund, is included as Exhibit A to the
                  Combined Prospectus/Proxy Statement of this
                  Registration Statement; (+)
            5.1   Copy of Specimen Certificates for Shares of Capital
                  Stock for Class A, Class B, and Class C Shares of
                  the Registrant; (15)
            5.2   Copy of Specimen Certificate for Shares of Capital
                  Stock for Class F Shares of the Registrant; (15)
            6.1   Conformed copy of Investment Advisory Contract of
                  the Registrant; (8)
            6.2   Conformed copy of Amendment to Investment Advisory
                  Contract between Federated Government Income
                  Securities, inc. and Federated Investment Management
                  Company; (18)
            7.1   Conformed copy of Distributor's Contract of the
                  Registrant including Exhibit A; (15)
            7.2   Conformed copy of Exhibit B to the Distributor's
                  Contract; (15)
            7.3   Conformed copy of Exhibit C to the Distributor's
                  Contract; (15)
            7.4   Conformed copy of Exhibit D to the Distributor's
                  Contract; (15)
            7.5   Conformed copy of Distributor's Contract (Class B
                  Shares) including Exhibit 1 and Schedule A; (16)
            7.6   Copy of Schedule B and Exhibit 1 to Distributor's
                  Contract (Class B Shares); (19)
            7.7   Conformed copy of Amendment to Distributor's
                  Contract between Federated Government Income
                  Securities, Inc. and Federated Securities, Corp. (18)
            7.8   Conformed copy of Amendment to Distributor's
                  Contract between Federated Funds with Class B Shares
                  and Federated Securities Corp. (18)
            7.9   The Registrant hereby incorporates the conformed
                  copy of the specimen Mutual Funds Sales and Service
                  Agreement; Mutual Funds Service Agreement; and Plan
                  Trustee/Mutual Funds Service Agreement from Item 24
                  (b) 6 of the Cash Trust Series II Registration
                  Statement on Form N-1A filed with the Commission on
                  July 24, 1995. (File Nos. 33-38550 and 811-6269).
            7.10  Amendment to Distributor's Contract between
                  Federated Funds and Federated Securities Corp. (20)
            8     Not applicable;
            9.1   Conformed copy of Custodian Agreement of the
                  Registrant; (12)
            9.2   Conformed copy of Domestic Custody Fee Schedule; (16)
            9.3   Conformed copy of Amendment to Custodian Agreement
                  of the Registrant; (19)
            10.1  Conformed copy of Exhibit 1 and Schedule A to the
                  12b-1 Distribution Plan (Class B Shares) of the
                  Registrant; (16)
            10.2  The Registrant hereby incorporates the conformed
                  copy of the Multiple Class Plan from Item (n) of the
                  Federated GNMA Trust Registration Statement on Form
                  N-1A, filed with the Commission on March 29, 2004.
                  (File Nos. 2-45670 and 811-3375).
            10.3  The responses described in Item 16 (7.9) are hereby
                  incorporated by reference.
            11    Form of Opinion and Consent of Counsel as to
                  Legality of Shares Being Registered; (+)
            12    Opinion of Dickstein Shapiro Morin & Ochinsky LLP
                  regarding tax consequences of Reorganization; (to be
                  filed by Amendment)
            13.1  Conformed copy of Amended and Restated Agreement for
                  Fund Accounting Services, Administrative Services,
                  Transfer Agency Services, and Custody Services
                  Procurement; (19)
            13.2  Conformed copy of Amendment to Agreement for Fund
                  Accounting Services. Administrative Services,
                  Transfer Agency Services, and Custody Services
                  Procurement between Federated Investment Companies
                  and Federated Services Company; (18)
            13.3  The Registrant hereby incorporates the conformed
                  copy of the Second Amended and Restated Services
                  Agreement with attached Schedule 1 revised 6/30/04
                  from Item 23 (h)(vii) of the Cash Trust Series, Inc.
                  Registration Statement on Form N-1A, filed with the
                  Commission on July 29, 2004. (File Nos. 33-29838 and
                  811-5843).
            13.4  Conformed copy of Principal Shareholder Service's
                  Agreement (Class B Shares) including Exhibit 1 and
                  Schedule A; (16)
            13.5  Copy of Schedule B and Exhibit 1 to Principal
                  Shareholder Service's Agreement (Class B Shares);
                  (19)
            13.6  Conformed copy of Shareholder Services Agreement
                  (Class B Shares) including Exhibit 1 and Schedule A;
                  (16)
            13.7  The responses described in Item 16 (7.9) are hereby
                  incorporated by reference.
            13.8  The Registrant hereby incorporates the conformed
                  copy of Amendment No. 2 to the Amended & Restated
                  Agreement for Fund Accounting Services,
                  Administrative Services, Transfer Agency Services
                  and Custody Services Procurement from Item 23 (h)(v)
                  of the Federated U.S. Government Securities:  2-5
                  Years Registration Statement on Form N-1A, filed
                  with the Commission on March 30, 2004. (File Nos.
                  2-75769 and 811-3387);
            13.9  The Registrant hereby incorporates the conformed
                  copy of Amendment No. 3 to the Amended & Restated
                  Agreement for Fund Accounting Services,
                  Administrative Services, Transfer Agency Services
                  and Custody Services Procurement from Item 23 (h)(v)
                  of the Federated U.S. Government Securities:  2-5
                  Years Registration Statement on Form N-1A, filed
                  with the Commission on March 30, 2004. (File Nos.
                  2-75769 and 811-3387);
            13.10 The Registrant hereby incorporates by reference the
                  conformed copy of the Agreement for Administrative
                  Services, with Exhibit 1 and Amendments 1 and 2
                  attached, between Federated Administrative Services
                  and the Registrant from Item 23(h)(iv)of the
                  Federated Total Return Series, Inc. Registration
                  Statement on Form N-1A, filed with the Commission on
                  November 29, 2004.  (File Nos. 33-50773 and
                  811-7115);
            13.11 The Registrant hereby incorporates the conformed
                  copy of the Financial Administration and Accounting
                  Services Agreement, with attached Exhibit A revised
                  6/30/04, from Item (h)(viii) of the Cash Trust
                  Series, Inc. Registration Statement on Form N-1A,
                  filed with the Commission on July 29, 2004. (File
                  Nos. 33-29838 and 811-5843)
            14.1  Conformed copy of Consent of Independent Registered
                  Public Accounting Firm of Federated Government
                  Income Securities, Inc., Deloitte & Touche LLP; (to be
                  filed by amendment)
            14.2  Conformed copy of Consent of Independent Auditors of
                  North Track Government Fund; (to be filed by amendment)
            15    Not applicable;
            16.1  Power of Attorney of the Registrant; (16)
            16.2  Power of Attorney of Chief Investment Officer of the
                  Registrant, (17)
            16.3  Power of Attorney of Treasurer of the Registrant; (17)
            16.4  Power of Attorney of Director of the Registrant; (17)
            16.5  Power of Attorney of Director of the Registrant; (17)
            16.6  Power of Attorney of Director of the Registrant; (17)
            16.7  Power of Attorney of President and Vice Chairman of
                  the Registrant; (19)

            17    Form of Proxy of North Track Government Fund; (+)
----------
+     All exhibits have been filed electronically
6.    Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 16 on Form N-1A filed April 22,
      1988.  (File Nos. 2-74191 and 811-3266)
8.    Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 19 on Form N-1A filed February 26, 1990. (File Nos. 2-74191 and 811-3266)
12.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 30 on Form N-1A filed April 20,
      1995.  (File Nos. 2-74191 and 811-3266)
15.   Response is incorporated by reference to Registrant's
      Port-Effective Amendment No. 36 on Form N-1A filed April 29,
      1997. (File Nos. 2-74191 and 811-3266)
16.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 37 on Form N-1A filed April 28,
      1998.  (File Nos. 2-74191 and 811-3266)
17.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 38 on Form N-1A filed February 26, 1999. (File Nos. 2-74191 and 811-3266)
18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 42 on Form N-1A filed April 26, 2002. (File Nos. 2-74191 and 811-3266)
19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 43 on Form N-1A filed April 29, 2003. (File Nos. 2-74191 and 811-3266)
20. Response is incorporated by reference to Registrant's Post Effective Amendment No. 44 on Form N-1A filed April 29, 2004. (File Nos. 2-74191 and 811-3266)


Item 17 Undertakings


     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

     (3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.



                                   SIGNATURES


     As required by the Securities Act of 1933, the Registration Statement has been signed on behalf of the Registrant, in the City of Pittsburgh, and the Commonwealth of Pennsylvania on February 2, 2005.

FEDERATED GOVERNMENT INCOME SECURITIES, INC.

                     By: /s/ Daniel M. Miller
                     Daniel M. Miller
                     Assistant Secretary
                     Attorney in Fact for John F. Donahue
                     February 2, 2005

    As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

    NAME                            TITLE                         DATE
By: /s/ Daniel M. Miller          Attorney In Fact          February 2, 2005
    Daniel M. Miller              For the Persons
    ASSISTANT SECRETARY           Listed Below

John F. Donahue*                  Chairman and Trustee
    (Chief Executive Officer)

J.    Christopher Donahue*        President and Trustee

Richard J. Thomas*                Treasurer
    (Principal Financial and
    Accounting Officer)

Stephen F. Auth*                  Chief Investment Officer

Thomas G. Bigley*                 Trustee

John T. Conroy, Jr.*              Trustee

Nicholas P. Constantakis*         Trustee

John F. Cunningham*               Trustee

Lawrence D. Ellis, M.D.*          Trustee

Peter E. Madden*                  Trustee

Charles F. Mansfield, Jr.*        Trustee

John E. Murray, Jr., J.D., S.J.D.*  Trustee

Marjorie P. Smuts*                Trustee

John S. Walsh*                    Trustee

* By Power of Attorney